Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	WYNN LAS VEGAS LLC
Entity Central Index Key	0001180638
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 771,928	$ 201,399	$ 138,475	$ 52,540	$ 66,354	$ 123,315
Receivables, net	139,350	140,229		124,814
Inventories	45,990	48,907		64,520
Prepaid expenses and other	24,146	23,052		21,188
Total current assets	981,414	413,587		263,062
Property and equipment, net	3,419,780	3,529,376		3,731,211
Intangible assets, net	9,697	10,733		12,804	14,875
Deferred financing costs, net	44,944	41,256		47,300
Deposits and other assets	32,371	36,470		50,070
Investment in unconsolidated affiliates	3,825	3,976		4,069
Total assets	4,492,031	4,035,398		4,108,516
Current liabilities:
Current portion of long-term debt	1,050	89,425		1,050
Accounts payable	32,308	29,535		35,837
Accrued interest	64,848	50,086		54,083
Accrued compensation and benefits	49,638	43,468		39,305
Gaming taxes payable	11,148	11,376		9,963
Other accrued liabilities	20,849	23,769		17,392
Customer deposits	87,878	104,204		93,355
Due to affiliates, net	39,304	41,064		28,291
Total current liabilities	307,023	392,927		279,276
Long-term debt	3,125,412	2,507,921		2,620,484
Due to affiliates, net	134,667	124,027		101,797
Interest rate swap				8,457
Other	553	216
Total liabilities	3,567,655	3,025,091		3,010,014
Commitments and contingencies (Note 10)
Member's equity:
Contributed capital	1,983,560	1,980,861		1,973,424
Accumulated deficit	(1,059,184)	(970,554)		(874,922)
Total member's equity	924,376	1,010,307		1,098,502
Total liabilities and member's equity	$ 4,492,031	$ 4,035,398		$ 4,108,516

Condensed Consolidated Statements Of Operations And Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues:
Casino	$ 98,572	$ 158,270	$ 256,265	$ 352,515	$ 625,207	$ 534,286	$ 505,779
Rooms	96,169	91,055	183,543	179,011	354,040	308,410	321,150
Food and beverage	138,373	125,994	247,319	232,134	454,712	417,240	385,774
Entertainment, retail and other	56,335	58,689	112,650	114,086	229,586	214,003	203,399
Gross revenues	389,449	434,008	799,777	877,746	1,663,545	1,473,939	1,416,102
Less: promotional allowances	(43,732)	(42,994)	(90,913)	(91,695)	(181,650)	(177,383)	(185,982)
Net revenues	345,717	391,014	708,864	786,051	1,481,895	1,296,556	1,230,120
Operating costs and expenses:
Casino	67,326	69,712	146,256	154,184	298,229	288,263	275,341
Rooms	32,615	31,225	61,840	61,023	122,200	119,422	109,246
Food and beverage	79,699	70,399	145,024	131,507	264,878	256,234	239,767
Entertainment, retail and other	34,456	36,903	71,530	74,588	146,989	145,284	133,824
General and administrative	58,289	55,714	113,506	110,008	225,457	237,678	246,776
Provision for doubtful accounts	(345)	3,772	4,018	8,524	20,332	15,729	12,438
Management fees	5,189	5,867	10,640	11,795	22,229	19,459	18,434
Pre-opening costs						2,479	346
Depreciation and amortization	62,776	66,253	126,194	132,049	263,639	274,305	313,759
Property charges and other	2,174	2,560	5,892	4,590	16,623	19,017	24,468
Total operating costs and expenses	342,179	342,405	684,900	688,268	1,380,576	1,377,870	1,374,399
Operating income (loss)	3,538	48,609	23,964	97,783	101,319	(81,314)	(144,279)
Other income (expense):
Interest income	359	66	396	139	263	408	67
Interest expense	(58,493)	(50,317)	(110,640)	(100,627)	(201,339)	(193,444)	(157,228)
Increase (decrease) in swap fair value	1,291	27	2,260	1,368	3,829	(4,233)	(4,224)
Loss on retirement of debt			(4,828)			(70,055)	(3,779)
Equity in income (loss) from unconsolidated affiliates	105	98	218	254	296	309	(427)
Other income (expense), net	(56,738)	(50,126)	(112,594)	(98,866)	(196,951)	(267,015)	(165,591)
Net loss	(53,200)	(1,517)	(88,630)	(1,083)	(95,632)	(348,329)	(309,870)
Other comprehensive income
Total comprehensive loss	$ (53,200)	$ (1,517)	$ (88,630)	$ (1,083)

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (88,630)	$ (1,083)	$ (95,632)	$ (348,329)	$ (309,870)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	126,194	132,049	263,639	274,305	313,759
Stock-based compensation	2,699	4,424	7,437	11,278	8,370
Amortization and write-off of deferred financing costs, and other	6,669	6,592	13,822	15,705	19,624
Equity in income (loss) from unconsolidated affiliates, net of distributions	151	136	93	(309)	794
Loss on retirement of debt	4,828			64,673	3,779
Provision for doubtful accounts	4,018	8,524	20,332	15,729	12,438
Property charges and other	5,042	2,701	14,689	4,068	24,468
(Increase) decrease in swap fair value	(2,260)	(1,368)	(3,829)	4,233	4,224
Increase (decrease) in cash from changes in:
Receivables	(3,139)	(4,372)	(35,747)	(29,683)	(25,016)
Inventories and prepaid expenses and other	1,823	9,494	13,237	19,452	180
Accounts payable and accrued expenses	8,212	(13,882)	5,679	41,777	(14,227)
Due to affiliates, net	8,135	(5,592)	24,242	31,746	41,879
Net cash provided by operating activities	73,742	137,623	227,962	104,645	80,402
Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(23,439)	(34,758)	(65,207)	(157,080)	(245,040)
Deposits and other assets	(1,747)	(1,603)	(2,348)	(4,796)	4,278
Due to affiliates, net	6,863	5,432	13,728	3,597	(8,468)
Proceeds from sale of assets	313	54	255	218	42
Net cash used in investing activities	(18,010)	(30,875)	(53,572)	(158,061)	(249,188)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	900,000			1,995,686	649,481
Capital contribution from the Parent				50,000	412,951
Principal payments on long-term debt	(371,567)	(20,755)	(25,473)	(1,933,238)	(929,909)
Interest rate swap transactions	(2,368)
Payments of financing costs	(11,268)	(58)	(58)	(72,846)	(20,698)
Net cash provided by (used in) financing activities	514,797	(20,813)	(25,531)	39,602	111,825
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	570,529	85,935	148,859	(13,814)	(56,961)
Balance, beginning of period	201,399	52,540	52,540	66,354	123,315
Balance, end of period	771,928	138,475	201,399	52,540	66,354
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	92,400	99,800	197,949	147,542	138,787
Change in construction payables and retention			(3,479)	(9,599)	(183,842)
Capitalized stock-based compensation			512	525	524
Capital contribution from Parent					$ 16,539

Consolidated Statements of Member's Equity (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance		$ 1,098,502		$ 1,385,553	$ 1,010,307	$ 1,098,502	$ 1,098,502	$ 1,385,553	$ 1,257,563
Net loss	(45,040)	434	(62,909)	(81,692)	(88,630)	(1,083)	(95,632)	(348,329)	(309,870)
Parent company stock-based compensation							7,437	11,278	8,370
Contributions from Wynn Resorts, Limited								50,000	429,490
Balance	$ 1,010,307		$ 1,098,502				$ 1,010,307	$ 1,098,502	$ 1,385,553

Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Organization

Wynn Las Vegas, LLC was formed on April 17, 2001 as a Nevada limited liability company. Unless the context otherwise requires, all references herein to the “Company” refer to Wynn Las Vegas, LLC, a Nevada limited liability company and its consolidated subsidiaries. The sole member of the Company is Wynn Resorts Holdings, LLC (“Holdings”). The sole member of Holdings is Wynn Resorts, Limited (“Wynn Resorts”). The Company was organized primarily to construct and operate “Wynn Las Vegas,” a destination resort and casino on the “Strip” in Las Vegas, Nevada. Wynn Las Vegas opened on April 28, 2005. On December 22, 2008, the Company expanded Wynn Las Vegas with the opening of Encore at Wynn Las Vegas (“Encore”).

Wynn Las Vegas Capital Corp. (“Wynn Capital”) is a wholly owned subsidiary of the Company incorporated on June 3, 2002, solely for the purpose of obtaining financing for Wynn Las Vegas. Wynn Capital is authorized to issue 2,000 shares of common stock, par value $0.01. At June 30, 2012, the Company owned the one share that was issued and outstanding. Wynn Capital has neither any significant net assets nor has had any operating activity. Its sole function is to serve as the co-issuer of the mortgage notes described below. Wynn Las Vegas, LLC and Wynn Capital together are hereinafter referred to as the “Issuers”.

Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The Company’s investment in the 50%-owned joint venture operating the Ferrari and Maserati automobile dealership inside Wynn Las Vegas is accounted for under the equity method. All significant intercompany accounts and transactions have been eliminated. Certain amounts in the consolidated financial statements for the previous periods have been reclassified to be consistent with the current period presentation. These reclassifications had no effect on the previously reported net loss.

The accompanying condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures herein are adequate to make the information presented not misleading. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary for a fair presentation of the results for the interim periods have been made. The results for the three and six months ended June 30, 2012 are not necessarily indicative of results to be expected for the full fiscal year. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

1. Organization

Wynn Las Vegas, LLC was formed on April 17, 2001 as a Nevada limited liability company. Unless the context otherwise requires, all references herein to the “Company” refer to Wynn Las Vegas, LLC, a Nevada limited liability company and its consolidated subsidiaries. The sole member of the Company is Wynn Resorts Holdings, LLC (“Holdings”). The sole member of Holdings is Wynn Resorts, Limited (“Wynn Resorts”). The Company was organized primarily to construct and operate “Wynn Las Vegas,” a destination resort and casino on the “Strip” in Las Vegas, Nevada. Wynn Las Vegas opened on April 28, 2005. On December 22, 2008, the Company expanded Wynn Las Vegas with the opening of Encore at Wynn Las Vegas (“Encore”).

Wynn Las Vegas Capital Corp. (“Wynn Capital”) is a wholly owned subsidiary of the Company incorporated on June 3, 2002, solely for the purpose of obtaining financing for Wynn Las Vegas. Wynn Capital is authorized to issue 2,000 shares of common stock, par value $0.01. At December 31, 2011, the Company owned the one share that was issued and outstanding. Wynn Capital has neither any significant net assets nor has had any operating activity. Its sole function is to serve as the co-issuer of the mortgage notes described below. Wynn Las Vegas, LLC and Wynn Capital together are hereinafter referred to as the “Issuers”.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Accounts Receivable and Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of casino accounts receivable. The Company issues credit in the form of “markers” to approved casino customers following investigations of creditworthiness. As of June 30, 2012 and December 31, 2011, approximately 70% and 75% respectively, of the Company’s markers were due from customers residing in foreign countries, primarily in Asia. Business or economic conditions or other significant events in these countries could affect the collectibility of such receivables.

Accounts receivable, including casino and hotel receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems them to be uncollectible. Recoveries of accounts previously written off are recorded when received. An allowance for doubtful accounts is maintained to reduce the Company’s receivables to their estimated carrying amount, which approximates fair value. The allowance is estimated based on specific review of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions. During the quarter ended June 30, 2012, the Company recorded an adjustment to its reserve estimates for casino accounts receivable based on the results of historical collection patterns and current collection trends. This adjustment benefitted operating income and net loss by $9.6 million for the three and six months ended June 30, 2012. This change in estimate was the primary factor that resulted in a $0.3 million credit to the provision for doubtful accounts for the quarter ended June 30, 2012.

Inventories

Inventories consist of retail, food and beverage items, which are stated at the lower of cost or market value, and certain operating supplies. Cost is determined by the first-in, first-out, average and specific identification methods.

Revenue Recognition and Promotional Allowances

Casino revenues are measured by the aggregate net difference between gaming wins and losses, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession. Hotel, food and beverage, entertainment and other operating revenues are recognized when services are performed. Entertainment, retail and other revenue includes rental income which is recognized on a time proportion basis over the lease term. Contingent rental income is recognized when the right to receive such rental income is established according to the lease agreements. Advance deposits on rooms and advance ticket sales are recorded as deferred revenues until services are provided to the customer.

Revenues are recognized net of certain sales incentives which are recorded as a reduction of revenue. Consequently, the Company’s casino revenues are reduced by discounts and points earned in the players club loyalty program.

The retail value of accommodations, food and beverage, and other services furnished to guests without charge is included in gross revenue and then deducted as promotional allowances. The estimated cost of providing such promotional allowances is primarily included in casino expenses as follows (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Rooms	$8,603	$8,600	$17,588	$18,526
Food and beverage	13,775	13,262	29,189	29,079
Entertainment, retail and other	2,779	3,487	6,596	7,539

	$25,157	$25,349	$53,373	$55,144

Gaming Taxes

The Company is subject to taxes based on gross gaming revenues, subject to applicable adjustments. These gaming taxes are an assessment on the Company’s gaming revenues and are recorded as an expense within the “Casino” line item in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss. These taxes totaled $7.4 million and $11.3 million for the three months ended June 30, 2012 and 2011, respectively. For the six months ended June 30, 2012 and 2011, these taxes totaled $18.4 million and $25.1 million, respectively.

Advertising Costs

The Company expenses advertising costs the first time the advertising takes place and such costs are included in general and administrative expenses. Advertising costs totaled $5.8 million and $3.3 million, for the three months ended June 30, 2012 and 2011, respectively. Advertising costs totaled $9.7 million and $6.2 million, for the six months ended June 30, 2012 and 2011, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation related to equity shares of Wynn Resorts granted to its employees by recognizing the costs of the employee services received in exchange for the equity award instrument based on the grant date fair value of the awards over the service period. For the six months ended June 30, 2012 and 2011, the Company recorded $2.7 million and $4.4 million, respectively, in share based compensation with a corresponding credit to contributed capital.

2. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The Company’s investment in the 50%-owned joint venture operating the Ferrari and Maserati automobile dealership inside Wynn Las Vegas is accounted for under the equity method. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents are comprised of highly liquid investments with purchase maturities of three months or less. Cash equivalents are carried at cost, which approximates fair value.

Accounts Receivable and Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of casino accounts receivable. The Company issues credit in the form of “markers” to approved casino customers following investigations of creditworthiness. At December 31, 2011 and 2010, approximately 76% and 75%, respectively, of the Company’s markers were due from customers residing outside the United States, primarily in Asia. Business or economic conditions or other significant events in these countries could affect the collectibility of such receivables.

Accounts receivable, including casino and hotel receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems them to be uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful accounts is maintained to reduce the Company’s receivables to their carrying amount, which approximates fair value. The allowance is estimated based on specific review of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions.

Inventories

Inventories consist of retail merchandise, food and beverage items, which are stated at the lower of cost or market value, and certain operating supplies. Cost is determined by the first-in, first-out, average and specific identification methods.

Property and Equipment

Purchases of property and equipment are stated at cost. Depreciation is provided over the estimated useful lives of the assets using the straight-line method as follows:

Buildings and improvements	10 to 45 years
Land improvements	10 to 45 years
Airplane	20 years
Furniture, fixtures and equipment	3 to 20 years

Costs related to improvements are capitalized, while costs of building repairs and maintenance are charged to expense as incurred. The cost and accumulated depreciation of property and equipment retired or otherwise disposed of are eliminated from the respective accounts and any resulting gain or loss is included in operating income (loss).

Capitalized Interest

The interest cost associated with major development and construction projects is capitalized and included in the cost of the project. Interest capitalization ceases once a project is substantially complete or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Company capitalizes interest on amounts expended on the project at the Company’s weighted average cost of borrowed money. No interest was capitalized for the years ended December 31, 2011 and 2009. Interest of $0.6 million was capitalized for the year ended December 31, 2010.

Intangibles

The Company’s indefinite-lived intangible assets consist primarily of water rights acquired as part of the overall purchase price of the land on which Wynn Las Vegas is located, and trademarks. Indefinite-lived intangible assets are not amortized, but are reviewed annually for impairment. The Company’s finite-lived intangible assets consist of show production rights. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives.

Long-Lived Assets

Long-lived assets, which are not to be disposed of, including intangibles and property and equipment, are periodically reviewed by management for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. For assets to be held and used, the Company reviews these assets for impairment whenever indicators of impairment exist. If an indicator of impairment exists, the Company compares the estimated future cash flows of the asset, on an undiscounted basis, to the carrying value of the asset. If the undiscounted cash flows exceed the carrying value, no impairment is indicated. If the undiscounted cash flows do not exceed the carrying value, then impairment is measured as the difference between fair value and carrying value, with fair value typically based on a discounted cash flow model. If an asset is still under development, future cash flows include remaining construction costs.

Deferred Financing Costs

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-tem debt are capitalized and amortized to interest expense over the terms of the related debt agreements. Approximately $6.1 million, $7.7 million and $9.3 million, was amortized to interest expense during the years ended December 31, 2011, 2010 and 2009, respectively. Debt discounts incurred in connection with the issuance of debt have been capitalized and are being amortized to interest expense using the effective interest method.

Derivative Financial Instruments

The Company seeks to manage its market risk, including interest rate risk associated with variable rate borrowings, through balancing fixed-rate and variable-rate borrowings with the use of derivative financial instruments. The fair value of derivative financial instruments are recognized as assets or liabilities at each balance sheet date, with changes in fair value affecting net income (loss) or comprehensive income (loss) as applicable. The Company’s interest rate swaps do not qualify for hedge accounting. Accordingly, changes in the fair value of the interest rate swaps are presented as an increase (decrease) in fair value of swaps in the accompanying Consolidated Statements of Operations.

Revenue Recognition and Promotional Allowances

The Company recognizes revenues at the time persuasive evidence of an arrangement exists, the service is provided or the retail goods are sold, prices are fixed or determinable and collection is reasonably assured.

Casino revenues are measured by the aggregate net difference between gaming wins and losses, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession. Hotel, food and beverage, entertainment and other operating revenues are recognized when services are performed. Entertainment, retail, and other revenue include rental income which is recognized on a time proportion basis over the lease terms. Contingent rental income is recognized when the right to receive such rental income is established according to the lease agreements. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customer.

Revenues are recognized net of certain sales incentives which are required to be recorded as a reduction of revenues; consequently, the Company’s casino revenues are reduced by discounts and points earned in the player’s club loyalty program.

The retail value of accommodations, food and beverage, and other services furnished to guests without charge is included in gross revenues and then deducted as promotional allowances. The estimated cost of providing such promotional allowances is primarily included in casino expenses as follows (amounts in thousands):

	Years Ended December 31,
	2011	2010	2009
Rooms	$36,160	$40,911	$45,890
Food and beverage	57,420	59,111	60,550
Entertainment, retail and other	15,231	19,515	12,014

Total	$108,811	$119,537	$118,454

Self-Insurance Reserves

The Company is self-insured up to certain limits for costs of employee health coverage (fully insured for employee health coverage beginning January 1, 2012), workers’ compensation and general liability claims. Insurance claims and reserves include accruals of estimated settlements for known claims, as well as accruals of estimates for claims incurred but not yet reported. In estimating these accruals, the Company considers historical loss experience and makes judgments about the expected level of costs per claim. Management believes the estimates of future liability are reasonable based upon its methodology; however, changes in health care costs, accident frequency and severity could materially affect the estimate for these liabilities.

Customer Loyalty Program

The Company offers a slot club program whereby customers may earn points based on their level of play that may be redeemed for free credit that must be replayed in the slot machine. The Company accrues a liability based on the points earned times the redemption value, less an estimate for breakage, and records a related reduction in casino revenue.

Slot Machine Jackpots

With respect to base and progressive jackpots, the Company does not accrue a liability when it has the ability to avoid payment of the base jackpot because the machine can legally be removed from the gaming floor without payment of the base amount. Conversely, if the Company is unable to avoid payment of the jackpot (i.e. the incremental amount on a progressive machine) due to legal requirements, the jackpot is accrued as the obligation becomes unavoidable. This liability is accrued over the time period in which the incremental progressive jackpot amount is generated with a related reduction in casino revenue. No liability is accrued with respect to the base jackpot.

Gaming Taxes

The Company is subject to taxes based on gross gaming revenue in the jurisdictions in which it operates, subject to applicable jurisdictional adjustments. These gaming taxes are an assessment on the Company’s gaming revenue and are recorded as an expense within the “Casino” line item in the accompanying Consolidated Statements of Operations. These taxes totaled $43.9 million, $37.7 million and $36.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Advertising Costs

The Company expenses advertising costs the first time the advertising takes place. Advertising costs incurred in development periods are included in pre-opening costs. Once a project is completed, advertising costs are included in general and administrative expenses. Total advertising costs were $16.3 million, $14.7 million and $17.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Pre-Opening Costs

Pre-opening costs, consisting primarily of direct salaries and wages, legal and consulting fees, insurance, utilities and advertising, are expensed as incurred. The Company incurred pre-opening costs in connection with the Encore Beach Club and Surrender Nightclub prior to their opening in May 2010.

Income Taxes

The Company is organized as a limited liability company with one member. As a limited liability company, the Company is considered a flow-through entity for U.S. income tax purposes resulting in its owner being obligated for any taxes resulting from its operations. Accordingly, no provision has been made for federal income taxes as such taxes are the responsibility of its owner.

Wynn Resorts’ Equity Instruments Issued to Employees

Accounting standards require an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognize that cost over the service period. The Company uses the Black-Scholes valuation model to determine the estimated fair value for each option grant issued. The Black-Scholes determined fair value net of estimated forfeitures is amortized as compensation cost on a straight line basis over the service period.

Further information on the Company’s stock-based compensation arrangements is included in Note 11 “Benefit Plans—Stock-Based Compensation”.

Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued an accounting standards update that is intended to align the principles for fair value measurements and the related disclosure requirements under GAAP and IFRS. From a GAAP perspective, the updates are largely clarifications and certain additional disclosures. The effective date for this update is for years, and the interim periods within those years, beginning after December 15, 2011. This update is not expected to have a material impact on the Company’s financial statements.

In June 2011, the FASB issued an accounting standards update that will require items of net income, items of other comprehensive income (“OCI”) and total comprehensive income to be presented in one continuous statement or two separate but consecutive statements. This will make the presentation of items within OCI more prominent. Companies will no longer be allowed to present OCI in the statement of stockholders’ equity. The effective date for this update is for years, and the interim periods within those years, beginning after December 15, 2011.

Supplemental Disclosure of Cash Flow Information	6 Months Ended
Jun. 30, 2012
Supplemental Disclosure of Cash Flow Information

3. Supplemental Disclosure of Cash Flow Information

Interest paid for the six months ended June 30, 2012 and 2011 totaled $92.4 million and $99.8 million, respectively. There was no interest capitalized during the six months ended June 30, 2012 or 2011.

During the six months ended June 30, 2012 and 2011, capital expenditures include a decrease of $6.2 million and $6.7 million respectively, in construction payables and retention recorded through amounts due to affiliates.

Receivables, net	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Receivables, net

4. Receivables, net

Receivables, net consisted of the following (amounts in thousands):

	June 30, 2012	December 31, 2011
Casino	$156,414	$156,469
Hotel	17,225	19,738
Retail leases and other	20,443	20,799

	194,082	197,006
Less: allowance for doubtful accounts	(54,732)	(56,777)

	$139,350	$140,229

3. Receivables, net

Receivables, net consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
Casino	$175,984	$166,701
Hotel	19,738	14,561
Retail leases and other	20,799	14,628

	216,521	195,890
Less: allowance for doubtful accounts	(76,292)	(71,076)

	$140,229	$124,814

Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment, net

5. Property and Equipment, net

Property and equipment, net consisted of the following (amounts in thousands):

	June 30, 2012	December 31, 2011
Land and improvements	$718,953	$717,156
Buildings and improvements	2,622,449	2,617,523
Airplane	44,364	44,364
Furniture, fixtures and equipment	1,348,354	1,350,525
Construction in progress	4,228	6,368

	4,738,348	4,735,936
Less: accumulated depreciation	(1,318,568)	(1,206,560)

	$3,419,780	$3,529,376

4. Property and Equipment, net

Property and equipment, net consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
Land and improvements	$717,156	$719,753
Buildings and improvements	2,617,523	2,591,246
Airplane	44,364	44,349
Furniture, fixtures and equipment	1,350,525	1,347,601
Construction in progress	6,368	19,281

	4,735,936	4,722,230
Less: accumulated depreciation	(1,206,560)	(991,019)

	$3,529,376	$3,731,211

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $257.8 million, $266 million and $300.8 million, respectively. The decrease from 2009 to 2010 is primarily due to assets with a 5-year life at Wynn Las Vegas being fully depreciated as of April 2010.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt

6. Long-Term Debt

Long-term debt consisted of the following (amounts in thousands):

	June 30, 2012	December 31, 2011
7 7/8% First Mortgage Notes, due November 1, 2017, net of original issue discount of $7,993 at June 30, 2012 and $8,578 at December 31, 2011	$492,007	$491,422
7 7/8% First Mortgage Notes, due May 1, 2020, net of original issue discount of $2,205 at June 30, 2012 and $2,303 at December 31, 2011	349,805	349,707
7 3/4% First Mortgage Notes, due August 15, 2020	1,320,000	1,320,000
5 3/8% First Mortgage Notes, due March 15, 2022	900,000	—
Revolving Credit Facility, due July 15, 2013; interest at LIBOR plus 3.0%	—	—
Revolving Credit Facility, due July 17, 2015; interest at LIBOR plus 3.0%	—	—
Term Loan Facility, due August 15, 2013; interest at LIBOR plus 1.875%	—	40,262
Term Loan Facility, due August 17, 2015; interest at LIBOR plus 3.0%	—	330,605
$42 million Note Payable due April 1, 2017; interest at LIBOR plus 1.25%	34,650	35,350
Payable to Affiliate	30,000	30,000

	3,126,462	2,597,346
Current portion of long-term debt	(1,050)	(89,425)

	$3,125,412	$2,507,921

5 3/8% Wynn Las Vegas First Mortgage Notes

On March 12, 2012, the Issuers issued $900 million aggregate principal amount of 5 3/8% First Mortgage Notes due 2022 (the “2022 Notes”) pursuant to an Indenture, dated as of March 12, 2012 (the “2022” Indenture). A portion of the proceeds were used to repay all amounts outstanding under the Wynn Las Vegas term loan facilities.

The 2022 Notes will mature on March 15, 2022 and bear interest at the rate of 5 3/8% per annum. The Issuers may redeem all or a portion of the 2022 Notes at any time on or after March 15, 2017, at a premium decreasing ratably to zero, plus accrued and unpaid interest. In addition, prior to March 15, 2015, the Issuers may redeem up to 35% of the aggregate principal amount of the 2022 Notes with the net proceeds of one or more qualified equity contributions made to the Issuers by their parent, Wynn Resorts, Limited. If the Issuers undergo a change of control, they must offer to repurchase the 2022 Notes at 101% of the principal amount, plus accrued and unpaid interest. If the Issuers sell certain assets or suffer an event of loss, and the Issuers do not use the sale or insurance proceeds for specified purposes, they must offer to repurchase the 2022 Notes at 100% of the principal amount, plus accrued and unpaid interest. The 2022 Notes are also subject to mandatory redemption requirements imposed by gaming laws and regulations of gaming authorities in Nevada.

The 2022 Notes are the Issuers’ senior secured obligations and rank pari passu in right of payment with borrowings under the Wynn Las Vegas credit facilities and the Issuers’ outstanding 7 7/8% First Mortgage Notes due 2017 (the “2017 Notes”), the 7 7/8% First Mortgage Notes due 2020 (“7 7/8% 2020 Notes”) and the 7 3/4% First Mortgage Notes due 2020 (the “7 3/4% 2020 Notes” and, together with the 2017 Notes and the 7 7/8% 2020 Notes, the “Existing Notes”). The 2022 Notes are secured on an equal and ratable basis (with certain exceptions) by a first priority lien on substantially all of the Issuers’ existing and future assets, and, subject to gaming approval, a first priority pledge of the Company’s equity interests, all of which is the same collateral that secures borrowings under the Wynn Las Vegas, LLC Credit Facilities and the Existing Notes. The first priority lien securing the 2022 Notes may be released in whole, or in part, under certain circumstances without the consent of the holders of the 2022 Notes, including if the liens on any such collateral are released either upon a termination of the credit facilities or otherwise.

The 2022 Notes are jointly and severally guaranteed by all of the Issuers’ subsidiaries except Wynn Completion Guarantor, LLC (the “Guarantors”). The guarantees of the 2022 Notes are secured on an equal and ratable basis by a first priority lien on substantially all of the Guarantors’ assets, the same collateral that secures the guarantees under the Company’s credit facilities and the Existing Notes. The guarantees of the 2022 Notes will be released if the guarantees of our credit facilities are released.

The 2022 Indenture contains covenants limiting the Issuers’ and the Issuers’ restricted subsidiaries’ ability to: pay dividends or distributions or repurchase equity; incur additional debt; make investments; create liens on assets to secure debt; enter into transactions with affiliates; issue stock of, or member’s interests in, subsidiaries; enter into sale-leaseback transactions; engage in other businesses; merge or consolidate with another company; transfer and sell assets; issue disqualified stock; create dividend and other payment restrictions affecting subsidiaries; and designate restricted and unrestricted subsidiaries. These covenants are subject to a number of important and significant limitations, qualifications and exceptions.

The 2022 Notes have not been registered under the Securities Act of 1933 or under any state securities laws. Therefore, the Issuers may not offer or sell the notes within the United States to, or for the account or benefit of, any United States person unless the offer or sale would qualify for a registration exemption from the Securities Act and applicable state securities laws.

Wynn Las Vegas Revolving Credit Facilities

On March 12, 2012, Wynn Las Vegas, LLC entered into an eighth amendment (“Amendment No. 8”) to its Amended and Restated Credit Agreement (the “Wynn Las Vegas Credit Agreement”). Amendment No. 8 amends the Wynn Las Vegas Credit Agreement to, among other things, permit the issuance of the 2022 Notes. Concurrently with the issuance of the 2022 Notes, the Company has prepaid all term loans under the Wynn Las Vegas Credit Agreement, has terminated all of its revolving credit commitments that were due to expire in 2013, and has terminated all but $100 million of its revolving credit commitments expiring in 2015. In connection with this transaction, the Company expensed deferred financing fees of $4.8 million; all related to the Wynn Las Vegas term loan and revolving credit facilities.

As of June 30, 2012, no amounts had been borrowed under the Wynn Las Vegas Credit Agreement. Wynn Las Vegas, LLC had $15.8 million of outstanding letters of credit that reduce availability for borrowing under the Wynn Las Vegas Credit Agreement. Wynn Las Vegas, LLC had availability of $84.2 million under the Wynn Las Vegas Credit Agreement as of June 30, 2012.

Debt Covenant Compliance

As of June 30, 2012, management believes the Company was in compliance with all debt covenants.

Fair Value of Long-term Debt

The net book value of the Company’s outstanding first mortgage notes was approximately $3.1 billion and $2.2 billion at June 30, 2012 and December 31, 2011, respectively. The estimated fair value of the Company’s outstanding first mortgage notes, based upon the most recent trades (using level 2 inputs), was approximately $3.3 billion and $2.4 billion at June 30, 2012 and December 31, 2011, respectively. The net book value of the Company’s other debt instruments was approximately $34.7 million and $406.2 million at June 30, 2012 and December 31, 2011, respectively. The estimated fair value of the Company’s other debt instruments was approximately $34.7 million and $400 million at June 30, 2012 and December 31, 2011, respectively.

7. Long-Term Debt

Long-term debt consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
7 7/8% First Mortgage Notes, due November 1, 2017, net of original issue discount of $8,578 at December 31, 2011 and $9,678 at December 31, 2010	$491,422	$490,322
7 7/8% First Mortgage Notes, due May 1, 2020, net of original issue discount of $2,303 at December 31, 2011 and $2,489 at December 31, 2010	349,707	349,521
7 3/4% First Mortgage Notes, due August 15, 2020	1,320,000	1,320,000
Revolving Credit Facility, due July 15, 2013; interest at LIBOR plus 3.0%	—	3,868
Revolving Credit Facility, due July 17, 2015; interest at LIBOR plus 3.0%	—	16,187
Term Loan Facility, due August 15, 2013; interest at LIBOR plus 1.875%	40,262	44,281
Term Loan Facility, due August 17, 2015; interest at LIBOR plus 3.0%	330,605	330,605
$42 million Note Payable due April 1, 2017; interest at LIBOR plus 1.25%	35,350	36,750
Payable to Affiliate	30,000	30,000

	2,597,346	2,621,534
Current portion of long-term debt	(89,425)	(1,050)

	$2,507,921	$2,620,484

7 7/8% First Mortgage Notes due 2017

In October 2009, the Issuers issued, in a private offering, $500 million aggregate principal amount of 7 7/8% first mortgage notes due November 1, 2017 (the “2017 Notes”) at a price of 97.823% of the principal amount. The Company pays interest on the 2017 Notes on May 1st and November 1st of each year. Commencing November 1, 2013, the 2017 Notes are redeemable at the Company’s option at a price equal to 103.938% of the principal amount redeemed and the premium over the principal amount declines ratably on November 1st of each year thereafter to zero on or after November 1, 2015. The 2017 Notes are senior secured obligations of the Issuers, guaranteed by certain of Wynn Las Vegas, LLC’s subsidiaries and secured by a first priority lien on substantially all of the existing and future assets of the Issuers and guarantors, and a first priority lien on the equity interests of Wynn Las Vegas, LLC, all of which is the same collateral that secures borrowings under Wynn Las Vegas, LLC’s credit facilities. The indenture governing the 2017 Notes contains customary negative covenants and financial covenants, including, but not limited to, negative covenants that restrict Wynn Las Vegas, LLC’s ability to: pay dividends or distributions or repurchase equity; incur additional debt; make investments; create liens on assets to secure debt; enter into transactions with affiliates; enter into sale-leaseback transactions; merge or consolidate with another company; transfer and sell assets or create dividend and other payment restriction affecting subsidiaries.

7 7/8% First Mortgage Notes due 2020

In April 2010, the, the Issuers issued, in a private offering, $352 million aggregate principal amount of 7 7/8% first mortgage notes due May 1, 2020 (the “2020 Notes”). The 2020 Notes were issued pursuant to an exchange offer for previously issued notes that were to mature in December 2014. The Company pays interest on the 2020 Notes on May 1st and November 1st of each year. Commencing May 1, 2015, the 2020 Notes are redeemable at the Company’s option at a price equal to 103.938% of the principal amount redeemed and the premium over the principal amount declines ratably on May 1st of each year thereafter to zero on or after May 1, 2018. The 2020 Notes rank pari passu in right of payment with borrowings under Wynn Las Vegas, LLC’s credit facilities and 2017 Notes. The 2020 Notes are senior secured obligations of the Issuers, guaranteed by certain of Wynn Las Vegas, LLC’s subsidiaries and secured by a first priority lien on substantially all of the existing and future assets of the Issuers and guarantors, and a first priority lien on the equity interests of Wynn Las Vegas, LLC, all of which is the same collateral that secures borrowings under Wynn Las Vegas, LLC’s credit facilities and the 2017 Notes. The indenture governing the 2020 Notes contains customary negative covenants and financial covenants, including, but not limited to, negative covenants that restrict Wynn Las Vegas, LLC’s ability to: pay dividends or distributions or repurchase equity; incur additional debt; make investments; create liens on assets to secure debt; enter into transactions with affiliates; enter into sale-leaseback transactions; merge or consolidate with another company; transfer and sell assets or create dividend and other payment restriction affecting subsidiaries.

7 3/4% First Mortgage Notes

In August 2010, the Issuers issued $1.32 billion aggregate principal amount of 7 3/4% first mortgage notes due August 15, 2020 (the “New 2020 Notes”). The New 2020 Notes were issued at par. The New 2020 Notes refinanced the Company’s previous note issue that was to mature in December 2014. The Company pays interest on the New 2020 Notes on February 15th and August 15th of each year. Commencing August 15, 2015, the New 2020 Notes are redeemable at the Company’s option at a price equal to 103.875% of the principal amount redeemed and the premium over the principal amount declines ratably on August 15th of each year thereafter to zero on or after August 15, 2018. The New 2020 Notes rank pari passu in right of payment with borrowings under Wynn Las Vegas, LLC’s credit facilities, the 2017 Notes and the 2020 Notes. The New 2020 Notes are senior secured obligations of the Issuers, guaranteed by certain of Wynn Las Vegas, LLC’s subsidiaries and secured on an equal and ratable basis (with certain exceptions) by a first priority lien on substantially all of the existing and future assets of the Issuers and guarantors, and a first priority lien on the equity interests of Wynn Las Vegas, LLC, all of which is the same collateral that secures borrowings under Wynn Las Vegas, LLC’s credit facilities, the 2017 Notes and the 2020 Notes. The indenture governing the New 2020 Notes contains customary negative covenants and financial covenants, including, but not limited to, negative covenants that restrict Wynn Las Vegas, LLC’s ability to: pay dividends or distributions or repurchase equity; incur additional debt; make investments; create liens on assets to secure debt; enter into transactions with affiliates; enter into sale-leaseback transactions; merge or consolidate with another company; transfer and sell assets or create dividend and other payment restriction affecting subsidiaries.

Credit Facilities

As of December 31, 2011, the Wynn Las Vegas Amended and Restated Credit Agreement consisted of a $108.5 million revolving credit facility due July 2013, a $258.4 million revolving credit facility due July 2015 (together the “Revolver”), a fully drawn $40.3 million term loan facility due August 2013 and a fully drawn $330.6 million term loan facility due August 2015 (together the “Term Loan”). The Revolver and the Term Loan are together referred to as the “Credit Facilities.” During the year ended December 31, 2011, the Company repaid $20.1 million of borrowings under the Revolver and $4 million under the Term Loan. As of December 31, 2011, the Term Loan was fully drawn and we had no borrowings outstanding under the Revolver. The Company also had $15.8 million of outstanding letters of credit that reduce its availability under the Revolver. The Company had availability of $351.1 million under the Revolver as of December 31, 2011.

Loans under the Credit Facilities bear interest at fluctuating rates, based on LIBOR or an alternative base rate, plus an applicable margin. As of December 31, 2011, the applicable margin for LIBOR loans under the Revolver and the Term Loan due August 17, 2015 was 3.0%, and the applicable margin for LIBOR loans under the Term Loan due August 15, 2013 was 1.875%. Base Rate Loans bear interest at (a) the greatest of (i) the rate most recently announced by Deutsche Bank as its “prime rate,” (ii) the Federal Funds Rate plus 1/2 of 1% per annum, and (iii) in the case of a Revolver loan the one month Eurodollar rate; plus (b) a borrowing margin of 2.0% for Revolver loans and 0.875% for Term Loans. Interest on Base Rate Loans will be payable quarterly in arrears. Wynn Las Vegas, LLC also pays, quarterly in arrears, 1.0% per annum on the daily average of unborrowed amounts under the Revolver.

The Credit Facilities are obligations of Wynn Las Vegas, LLC, guaranteed by each of the subsidiaries of Wynn Las Vegas, LLC, other than Wynn Completion Guarantor, LLC. Subject to an Intercreditor agreement, and certain exceptions, the obligations of Wynn Las Vegas, LLC and each of the guarantors under the Credit Facilities are secured by: (1) a first priority pledge of all member’s interests owned by Wynn Las Vegas, LLC in its subsidiaries (other than Wynn Completion Guarantor, LLC) and Wynn Resorts Holdings, LLC’s 100% member’s interest in Wynn Las Vegas, LLC; (2) first mortgages on all real property constituting Wynn Las Vegas, its golf course and Encore at Wynn Las Vegas; and (3) a first priority security interest in substantially all other existing and future assets of Wynn Las Vegas, LLC and the guarantors, excluding an aircraft beneficially owned by World Travel, LLC.

The obligations of Wynn Las Vegas, LLC and the guarantors under the Credit Facilities rank equal in right of payment with their existing and future senior indebtedness, including indebtedness with respect to the 2017 Notes the 2020 Notes and the New 2020 Notes and ranks senior in right of payment to all of their existing and future subordinated indebtedness.

In addition to scheduled amortization payments, Wynn Las Vegas, LLC is required to make mandatory prepayments of indebtedness under the Credit Facilities from the net proceeds of all debt offerings (other than those constituting certain permitted debt). Wynn Las Vegas, LLC is also required to make mandatory repayments of indebtedness under the Credit Facilities from specified percentages of excess cash flow, which percentages may decrease and/or be eliminated based on Wynn Las Vegas, LLC’s leverage ratio. For 2012, the Company expects to make a mandatory repayment of approximately $88 million in March pursuant to this provision of the Credit Facilities. Wynn Las Vegas, LLC has the option to prepay all or any portion of the indebtedness under the Credit Facilities at any time without premium or penalty.

The Credit Facilities contain customary negative covenants and financial covenants, including negative covenants that restrict Wynn Las Vegas, LLC’s ability to: incur additional indebtedness, including guarantees; create, incur, assume or permit to exist liens on property and assets; declare or pay dividends and make distributions or restrict the ability of Wynn Las Vegas, LLC’s subsidiaries to pay dividends and make distributions; engage in mergers, investments and acquisitions; enter into transactions with affiliates; enter into sale-leaseback transactions; execute modifications to material contracts; engage in sales of assets; make capital expenditures; and make optional prepayments of certain indebtedness. The financial covenants include maintaining a Consolidated Interest Coverage Ratio, as defined, not less than 1.00 to 1 as of December 31, 2011. Management believes that the Company was in compliance with all covenants at December 31, 2011. The Consolidated Interest Coverage Ratio remains at 1.00 to 1 through June 2013.

$42 Million Note Payable for Aircraft

On March 30, 2007, World Travel, LLC, a subsidiary of Wynn Las Vegas, entered into a loan agreement with a principal balance of $42 million. The loan is guaranteed by Wynn Las Vegas, LLC and secured by a first priority security interest in the Company’s aircraft. Principal payments of $350,000 plus interest are made quarterly with a balloon payment of $28 million due at maturity, April 1, 2017. Interest is calculated at 90-day LIBOR plus 125 basis points.

Fair Value of Long-term Debt

The net book value of the first mortgage notes was $2.2 billion at both December 31, 2011 and 2010. The estimated fair value of the first mortgage notes based upon most recent trades at December 31, 2011 and 2010 was approximately $2.4 billion and $2.3 billion, respectively. The net book value of the Company’s other debt instruments was $406.2 million and the fair value of such debt was approximately $400 million as of December 31, 2011.

Scheduled Maturities of Long-Term Debt

Scheduled maturities of long-term debt including the accretion of debt discounts of $10.9 million are as follows (amounts in thousands):

Years Ending December 31,
2012	$89,425
2013	32,069
2014	1,400
2015	253,223
2016	1,400
Thereafter	2,230,710

$2,608,227

Interest Rate Swap	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Interest Rate Swap

7. Interest Rate Swap

In June 2012, the Company terminated its only outstanding interest rate swap for a payment of $2.4 million. The Company had entered into floating-for-fixed interest rate swap arrangements in order to manage interest rate risk relating to certain of its debt facilities. These interest rate swap agreements modified the Company’s exposure to interest rate risk by converting a portion of the Company’s floating-rate debt to a fixed rate. These interest rate swaps essentially fixed the interest rate at the percentages noted below; however, changes in the fair value of the interest rate swaps for each reporting period have been recorded as an increase (decrease) in swap fair value in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss, as the interest rate swaps do not qualify for hedge accounting.

The Company measured the fair value of its interest rate swaps on a recurring basis pursuant to accounting standards for fair value measurements. These standards establish a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company categorizes these interest rate swaps as Level 2.

The Company’s interest rate swap agreement intended to hedge a portion of the underlying interest rate risk on borrowings under the Wynn Las Vegas credit facilities. Under this swap agreement, the Company paid a fixed interest rate of 2.485% on borrowings of $250 million incurred under the Wynn Las Vegas credit facilities in exchange for receipts on the same amount at a variable interest rate based on the applicable LIBOR at the time of payment. This interest rate swap fixed the interest rate on $250 million of borrowings at approximately 5.485%. As of December 31, 2011, the fair value of this interest rate swap was a current liability of $4.6 million.

8. Interest Rate Swap

The Company has entered into floating-for-fixed interest rate swap arrangements in order to manage interest rate risk relating to certain of its debt facilities. These interest rate swap agreements modify the Company’s exposure to interest rate risk by converting a portion of the Company’s floating-rate debt to a fixed rate. These interest rate swaps essentially fix the interest rate at the percentages noted below; however, changes in the fair value of the interest rate swaps for each reporting period have been recorded in the increase/decrease in swap fair value in the accompanying Consolidated Statements of Operations, as the interest rate swaps do not qualify for hedge accounting.

The Company measures the fair value of its interest rate swaps on a recurring basis pursuant to accounting standards for fair value measurements. These standards establish a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company categorizes its swap contract as Level 2.

The Company currently has one interest rate swap agreement to hedge a portion of the underlying interest rate risk on borrowings under the Credit Facilities. Under this swap agreement, the Company pays a fixed interest rate of 2.485% on borrowings of $250 million incurred under the Credit Facilities in exchange for receipts on the same amount at a variable interest rate based on the applicable LIBOR at the time of payment. This interest rate swap fixes the interest rate on $250 million of borrowings at approximately 5.485%. This interest rate swap agreement matures in November 2012. As of December 31, 2011, the fair value of this interest rate swap was a liability of $4.6 million and is recorded in current other accrued liabilities. As of December 31, 2010, the fair value of this interest rate swap was $8.5 million.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions

8. Related Party Transactions

Amounts Due to Affiliates, net

As of June 30, 2012, the Company’s current Due to affiliates was primarily comprised of construction payables of approximately $3.4 million, construction retention of approximately $0.6 million and other net amounts due to affiliates totaling $35.3 million (including corporate allocations discussed below). The long-term Due to affiliates is management fees of $134.7 million (equal to 1.5% of net revenues and payable upon meeting certain leverage ratios as specified in the documents governing the Company’s credit facilities and the first mortgage notes indentures).

As of December 31, 2011, the Company’s current Due to affiliates was primarily comprised of construction payables of approximately $8.4 million, construction retention of approximately $1.7 million and other net amounts due to affiliates totaling $31 million (including corporate allocations discussed below). The long-term Due to affiliates is management fees of $124 million.

The Company periodically settles amounts due to affiliates with cash receipts and payments, except for the management fee, which is payable upon meeting certain leverage ratios specified in the documents governing the first mortgage notes and the credit facilities.

Corporate Allocations

The accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss include allocations from Wynn Resorts for legal, accounting, human resources, information services, real estate, and other corporate support services. The corporate support service allocations have been determined on a basis that Wynn Resorts and the Company consider to be reasonable estimates of the utilization of service provided or the benefit received by the Company. Wynn Resorts maintains corporate offices at Wynn Las Vegas without charge from the Company. The Company settles these corporate allocation charges with Wynn Resorts on a periodic basis as discussed in “Amounts Due to Affiliates, net” above. For the three months ended June 30, 2012 and 2011, $7.1 million and $8 million, respectively, were charged to the Company for such corporate allocations. For the six months ended June 30, 2012 and 2011, $13.8 million and $14.4 million, respectively, were charged to the Company for such corporate allocations.

Due to Officers

The Company periodically provides services to Stephen A. Wynn, Chairman of the Board, Chief Executive Officer and one of the principal stockholders of Wynn Resorts (“Mr. Wynn”), and certain other executive officers and directors of Wynn Resorts, including household services, construction work and other personal services. The cost of these services is transferred to Wynn Resorts on a periodic basis. Mr. Wynn and these other officers and directors have amounts on deposit with Wynn Resorts to prepay any such items, which are replenished on an ongoing basis as needed.

Villa Suite Lease

On March 18, 2010, Mr. Wynn and Wynn Las Vegas entered into an Amended and Restated Agreement of Lease (the “SW Lease”) for a villa suite to serve as Mr. Wynn’s personal residence. The SW Lease amends and restates a prior lease. The SW Lease was approved by the Audit Committee of the Board of Directors of the Company. The term of the SW Lease commenced as of March 1, 2010 and runs concurrent with Mr. Wynn’s employment agreement with the Company; provided that either party may terminate on 90 days notice. Pursuant to the SW Lease, the rental value of the villa suite is treated as imputed income to Mr. Wynn, and is equal to the fair market value of the accommodations provided. Effective March 1, 2010, and for the first two years of the term of the SW Lease, the rental value was $503,831 per year. Effective March 1, 2012, the rental value is $440,000 per year based on the current fair market value as established by the Audit Committee of the Company with the assistance of an independent third-party appraisal. The rental value for the villa suite will be re-determined every two years during the term of the lease by the Audit Committee, with the assistance of an independent third-party appraisal. Certain services for, and maintenance of, the villa suite, as well as minimal warehouse space are included in the rental.

The “Wynn” Surname Rights Agreement

On August 6, 2004, Holdings entered into agreements with Mr. Wynn that confirm and clarify Holding’s rights to use the “Wynn” name and Mr. Wynn’s persona in connection with casino resorts. Under the parties’ Surname Rights Agreement, Mr. Wynn granted Holdings an exclusive, fully paid-up, perpetual, worldwide license to use, and to own and register trademarks and service marks incorporating the “Wynn” name for casino resorts and related businesses, together with the right to sublicense the name and marks to its affiliates. Under the parties’ Rights of Publicity License, Mr. Wynn granted Holdings the exclusive, royalty-free, worldwide right to use his full name, persona and related rights of publicity for casino resorts and related businesses, together with the ability to sublicense the persona and publicity rights to its affiliates, until October 24, 2017. Holdings has sub-licensed rights to the “Wynn” name, persona and marks to the Company.

9. Related Party Transactions, net

Amounts Due to Affiliates, net

As of December 31, 2011, the Company’s current Due to Affiliates, net was comprised of construction payables of $8.4 million, construction retention of $1.7 million and other net amounts due to affiliates totaling $31 million (including corporate allocations discussed below). The long-term Due to Affiliates is management fees of $124 million (equal to 1.5% of net revenues and payable upon meeting certain leverage ratios as specified in the documents governing the Credit Facilities and the First Mortgage Notes indentures).

As of December 31, 2010, the Company’s current Due to Affiliates, net was comprised of construction payables of $10.3 million, construction retention of $3.3 million and other net amounts due to affiliates totaling $14.7 million (including corporate allocations discussed below). The long-term Due to Affiliates is management fees of $101.8 million (equal to 1.5% of net revenues and payable upon meeting certain leverage ratios as specified in the documents governing the Credit Facilities and the First Mortgage Notes indentures).

The Company periodically settles amounts Due to Affiliates with cash receipts and payments, except for the management fee, which is payable upon meeting certain leverage ratios specified in the documents governing the Credit Facilities and the First Mortgage Notes indenture.

Corporate Allocations

The accompanying Consolidated Statements of Operations include allocations from Wynn Resorts for legal, accounting, human resource, information services, real estate, and other corporate support services. The corporate support service allocations have been determined on a basis that Wynn Resorts and the Company consider to be reasonable estimates of the utilization of service provided or the benefit received by the Company. Wynn Resorts maintains corporate offices at Wynn Las Vegas without charge from the Company. Through September 30, 2008, the Company settled these corporate allocation charges with Wynn Resorts on a periodic basis as discussed in “Amounts Due to Affiliates, net” above. Beginning with the fourth quarter of 2008 and ending with the third quarter of 2009, the Company was unable to and did not intend to settle this corporate allocation and accordingly, such allocations were recorded as a contribution to equity from Wynn Resorts. During the years ended December 31, 2011, 2010 and 2009, $28.6 million, $25.9 million, and $25 million, respectively, was charged to the Company for such corporate allocations.

Amounts due to Officers, net

The Company periodically provides services to Stephen A. Wynn, Chairman of the Board, Chief Executive Officer and one of the principal stockholders of Wynn Resorts (“Mr. Wynn”), and certain other executive officers and directors of Wynn Resorts. These services include household services, construction work and other personal services. The cost of these services is transferred to Wynn Resorts, Limited on a periodic basis. Mr. Wynn and these other officers and directors have amounts on deposit with Wynn Resorts to prepay any such items, which are replenished on an ongoing basis as needed.

Villa Suite Lease

On March 17, 2010, Elaine P. Wynn, a director of Wynn Resorts, and Wynn Las Vegas entered into an Agreement of Lease (the “EW Lease”) for the lease of a villa suite as Elaine P. Wynn’s personal residence. The EW Lease was approved by the Audit Committee of the Board of Directors of the Company. The term of the lease commenced as of March 1, 2010 and terminated December 31, 2010. The lease was on a month-to-month basis. Pursuant to the terms of the EW Lease, Elaine P. Wynn paid annual rent equal to $350,000 which amount was determined by the Audit Committee with the assistance of a third-party appraisal. Certain services for, and maintenance of, the villa suite were included in the rental. The lease was extended on a month-to-month basis after December 31, 2010 until terminated effective March 31, 2011.

On March 18, 2010, Mr. Wynn and Wynn Las Vegas entered into an Amended and Restated Agreement of Lease (the “SW Lease”) for a villa suite to serve as Mr. Wynn’s personal residence. The SW Lease amends and restates a prior lease. The SW Lease was approved by the Audit Committee of the Board of Directors of the Company. The term of the SW Lease commenced as of March 1, 2010 and runs concurrent with Mr. Wynn’s employment agreement with the Company; provided that either party may terminate on 90 days notice. Pursuant to the SW Lease, the rental value of the villa suite will be treated as imputed income to Mr. Wynn, and will be equal to the fair market value of the accommodations provided. Effective March 1, 2010, and for the first two years of the term of the SW Lease, the rental value will be $503,831 per year. Effective March 1, 2012, the rental value will be $440,000 per year based on the current fair market value as established by the Audit Committee of the Company with the assistance of an independent third-party appraisal. The rental value for the villa suite will be re-determined every two years during the term of the lease by the Audit Committee, with the assistance of an independent third-party appraisal. Certain services for, and maintenance of, the villa suite are included in the rental.

The “Wynn” Surname Rights Agreement

On August 6, 2004, Holdings entered into agreements with Mr. Wynn that confirm and clarify Holding’s rights to use the “Wynn” name and Mr. Wynn’s persona in connection with casino resorts. Under the parties’ Surname Rights Agreement, Mr. Wynn granted Holdings an exclusive, fully paid-up, perpetual, worldwide license to use, and to own and register trademarks and service marks incorporating the “Wynn” name for casino resorts and related businesses, together with the right to sublicense the name and marks to its affiliates. Under the parties’ Rights of Publicity License, Mr. Wynn granted Holdings the exclusive, royalty-free, worldwide right to use his full name, persona and related rights of publicity for casino resorts and related businesses, together with the ability to sublicense the persona and publicity rights to its affiliates, until October 24, 2017. Holdings has sub-licensed rights to the “Wynn” name, persona and marks to the Company.

Property Charges and Other	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property Charges and Other

9. Property Charges and Other

Property charges and other for the three months ended June 30, 2012 and 2011, were $2.2 million and $2.6 million, respectively. Property charges and other for the six months ended June 30, 2012 and 2011, were $5.9 million and $4.6 million, respectively. Property charges generally include costs related to the retirement of assets for remodels and asset abandonments. Property charges and other for the six months ended June 30, 2012 and 2011, related to miscellaneous renovations and abandonments at Wynn Las Vegas.

10. Property Charges and Other

Property charges and other for the years ended December 31, 2011, 2010 and 2009, were $16.6 million, $19 million and $24.5 million, respectively. In response to the Company’s evaluation of its resort and the reactions of its guests, the Company makes enhancements and refinements to the resort. Costs relating to assets retired as a result of these enhancement and remodel efforts have been expensed as property charges.

Property charges and other for the year ended December 31, 2011 include the write off of certain off-site golf memberships by Wynn Las Vegas, miscellaneous renovations and abandonments, including modifications of the Encore retail esplanade, closure of the Blush nightclub and the write off of certain costs related to a show that ended its run in Las Vegas in April 2011.

Property charges and other for the year ended December 31, 2010 include a contract termination payment of $14.9 million related to a management contract for certain of the nightclubs at Wynn Las Vegas as well as miscellaneous renovations, abandonments and gain/loss on sale of equipment .

Property charges and other for the year ended December 31, 2009 include a $16.7 million charge for the abandonment of the front porte-cochere at Encore to make way for the Encore Beach Club, a $5.3 million charge for the write-off of two aircraft deposits, and $2.5 million related to miscellaneous remodels, abandonments and loss on sale of equipment.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies

10. Commitments and Contingencies

Litigation

The Company and its affiliates are involved in litigation in addition to the actions noted below, arising in the normal course of business. In the opinion of management, such litigation will not have a material effect on the Company’s financial condition, results of operations or cash flows.

Matters Related to Wynn Resorts, Limited

Determination of Unsuitability and Redemption of Aruze USA, Inc. and Affiliates and Related Matters

On February 18, 2012, Wynn Resorts’ Gaming Compliance Committee concluded a year-long investigation after receiving an independent report by Freeh, Sporkin & Sullivan, LLP (the “Freeh Report”) detailing a pattern of misconduct by Aruze USA, Inc., at the time a stockholder of Wynn Resorts, Universal Entertainment Corporation, Aruze USA, Inc.’s parent company, and Kazuo Okada, the majority shareholder of Universal Entertainment Corporation, who is also a member of Wynn Resorts’ Board of Directors and was at the time a director of Wynn Macau, Limited. The factual record presented in the Freeh Report included evidence that Aruze USA, Inc., Universal Entertainment Corporation and Mr. Okada had provided valuable items to certain foreign gaming officials who were responsible for regulating gaming in a jurisdiction in which entities controlled by Mr. Okada were developing a gaming resort. Mr. Okada has denied the impropriety of such conduct to members of the Board of Directors of Wynn Resorts and Mr. Okada has refused to acknowledge or abide by Wynn Resorts’ anti-bribery policies.

Based on the Freeh Report, the Board of Directors of Wynn Resorts determined that Aruze USA, Inc., Universal Entertainment Corporation and Mr. Okada are “unsuitable” under Article VII of the Wynn Resorts articles of incorporation. The Board of Directors was unanimous (other than Mr. Okada) in its determination. The Board of Directors also requested that Mr. Okada resign as a director of Wynn Resorts and recommended that Mr. Okada be removed as a member of the board of directors of Wynn Macau, Limited. In addition, on February 18, 2012, Mr. Okada was removed from the board of directors of Wynn Las Vegas Capital Corp., a wholly owned subsidiary of Wynn Resorts.

Based on the Board of Directors’ finding of “unsuitability,” on February 18, 2012, Wynn Resorts redeemed and canceled Aruze USA, Inc.’s 24,549,222 shares of Wynn Resorts’ common stock. Following a finding of “unsuitability,” Wynn Resorts’ articles of incorporation authorize redemption at “fair value” of the shares held by unsuitable persons. Wynn Resorts engaged an independent financial advisor to assist in the fair value calculation and concluded that a discount to the then current trading price was appropriate because of, among other things, restrictions on most of the shares held by Aruze USA, Inc. under the terms of the Stockholders Agreement (as defined below). Pursuant to the articles of incorporation, Wynn Resorts issued the Redemption Price Promissory Note to Aruze USA, Inc. in redemption of the shares. The Redemption Price Promissory Note has a principal amount of $1.94 billion, matures on February 18, 2022 and bears interest at the rate of 2% per annum, payable annually in arrears on each anniversary of the date of the Redemption Price Promissory Note. Wynn Resorts may, in its sole and absolute discretion, at any time and from time to time, and without penalty or premium, prepay the whole or any portion of the principal or interest due under the Redemption Price Promissory Note. In no instance shall any payment obligation under the Redemption Price Promissory Note be accelerated except in the sole and absolute discretion of Wynn Resorts or as specifically mandated by law. The indebtedness evidenced by the Redemption Price Promissory Note is and shall be subordinated in right of payment, to the extent and in the manner provided in the Redemption Price Promissory Note, to the prior payment in full of all existing and future obligations of Wynn Resorts or any of its affiliates in respect of indebtedness for borrowed money of any kind or nature.

On February 19, 2012, Wynn Resorts filed a complaint in the District Court of Clark County, Nevada against Mr. Okada, Aruze USA, Inc. and Universal Entertainment Corporation, companies controlled by Mr. Okada (the “Okada Parties”), alleging breaches of fiduciary duty and related claims. Wynn Resorts is seeking compensatory and special damages as well as a declaration that it acted lawfully and in full compliance with its articles of incorporation, bylaws and other governing documents. On March 12, 2012, Aruze USA, Inc. and Universal Entertainment Corporation removed the action to the United States District Court for the District of Nevada. On that same date, Aruze USA, Inc. and Universal Entertainment Corporation filed an answer denying the claims and a counterclaim that purports to assert claims against Wynn Resorts, each of the members of Wynn Resorts’ Board of Directors (other than Mr. Okada) and a senior executive of Wynn Resorts. Among other relief, the counterclaim seeks a declaration that the redemption of Aruze USA, Inc.’s shares was void, an injunction restoring Aruze USA, Inc.’s share ownership, damages in an unspecified amount and rescission of the Stockholders Agreement. Wynn Resorts’ claim of February 19, 2012, was removed to federal court by the Okada Parties. On March 29, 2012, Wynn Resorts filed a motion to remand the action to state court and to request an extension to answer. The motion to remand was granted and Wynn Resorts’ request for related attorneys’ fees is fully briefed and pending. When the Court rules on the pending fee motion, the case will be sent back to the state court, which has determined that this action will be coordinated with Mr. Okada’s inspection action (discussed below). The Okada Parties have filed a notice of intent to commence a separate federal securities action for the securities counterclaims previously asserted.

On June 19, 2012, Elaine Wynn responded to Aruze USA’s Counterclaim and asserted a cross claim against Steve Wynn and Kazuo Okada seeking a declaration that (1) any and all of Elaine Wynn’s duties under the January 2010 Stockholders Agreement (the “Stockholders Agreement”) by and among Aruze USA, Steve Wynn, and Elaine Wynn be discharged; (2) the Stockholders Agreement is subject to rescission and is rescinded; (3) the Stockholders Agreement is an unreasonable restraint on alienation in violation of public policy; and/or (4) the restrictions on sale of shares shall be construed as inapplicable to Elaine Wynn. By agreement of the parties, Mr. Wynn’s response to the cross claim is due within 14 days once the final order of remand is entered. The indentures for the Wynn Las Vegas, LLC 2022 Notes and Existing Notes (the “Indentures”) and the Credit Agreement provide that if Steve Wynn, together with certain related parties, in the aggregate beneficially owns a lesser percentage of the outstanding common stock of Wynn Resorts than are beneficially owned by any other person, a change of control will have occurred. If Elaine Wynn prevails in her cross claim, Steve Wynn would not beneficially own or control Elaine Wynn’s shares and a change in control may result under the Company’s debt documents. Under the Indentures, the occurrence of a change of control requires that the Company make an offer (unless the notes have been previously called for redemption) to each holder to repurchase all or any part of such holder’s Notes at a purchase price equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest on the Notes purchased, if any, to the date of repurchase. Under the Wynn Las Vegas Credit Agreement, the occurrence of these same events would constitute a change of control, which would be an event of default and would give the lenders the right to accelerate repayment, and would prevent Wynn Las Vegas from borrowing additional amounts. In addition, if more than $20,000,000 in borrowings are accelerated under the Credit Agreement, that would trigger an event of default under the Indentures.

On February 24, 2012, the board of directors of Wynn Macau, Limited removed Mr. Kazuo Okada from the board.

Wynn Resorts provided the Freeh Report to applicable regulators and law enforcement agencies and intends to cooperate with any related investigation that such regulators or agencies may undertake. The conduct of the Okada Parties and any resulting regulatory investigations could have adverse consequences to Wynn Resorts and its subsidiaries. A finding by regulatory authorities that Mr. Okada violated anti-corruption statutes and/or other laws or regulations applicable to persons affiliated with a gaming licensee on Wynn Resorts’ property and/or otherwise involved Wynn Resorts in criminal or civil violations could result in actions by regulatory authorities against Wynn Resorts. Relatedly, as described below the Salt Lake Regional Office of the U.S. Securities and Exchange Commission (“SEC”) has commenced an informal inquiry into, and other regulators could pursue separate investigations into, Wynn Resorts’ compliance with applicable laws arising from the allegations in the matters described above and in response to litigation filed by Mr. Okada suggesting improprieties in connection with Wynn Resorts’ donation to the University of Macau. While Wynn Resorts believes that it is in full compliance with all applicable laws, any such investigations could result in actions by regulators against Wynn Resorts.

Litigation Commenced by Kazuo Okada and Related Matters

On January 11, 2012, Mr. Okada commenced litigation in the District Court of Clark County, Nevada seeking to compel Wynn Resorts to produce information relating to a donation to the University of Macau, among other things.

In May 2011, Wynn Macau, a majority owned subsidiary of Wynn Resorts, made a commitment to the University of Macau Development Foundation in support of the new Asia-Pacific Academy of Economics and Management. This contribution consists of a $25 million payment made in May 2011 and a commitment for additional donations of $10 million each year for the calendar years 2012 through 2022 inclusive. The pledge was consistent with Wynn Resorts’ long-standing practice of providing philanthropic support for deserving institutions in the markets in which it operates. The pledge was made following an extensive analysis which concluded that the gift was made in accordance with all applicable laws. The pledge was considered by the boards of directors of both Wynn Resorts and Wynn Macau, Limited and approved by 15 of the 16 directors who serve on those boards. The sole dissenting vote was cast by Mr. Kazuo Okada whose stated objection was to the length of time over which the donation would occur, not its propriety.

On February 8, 2012, following Mr. Okada’s lawsuit, Wynn Resorts received a letter from the Salt Lake Regional Office of the SEC requesting that, in connection with an informal inquiry by the SEC, Wynn Resorts preserve information relating to the donation to the University of Macau, any donations by Wynn Resorts to any other educational charitable institutions, including the University of Macau Development Foundation, and Wynn Resorts’ casino or concession gaming licenses or renewals in Macau. Wynn Resorts is cooperating with the Salt Lake Regional Office staff and intends to fully comply with the SEC’s request.

At a hearing on February 9, 2012, the Nevada state court held that, as a director of Wynn Resorts, Mr. Okada had the right to make a reasonable inspection of Wynn Resorts’ corporate books and records. Following the hearing, Wynn Resorts released certain documents to Mr. Okada for his inspection. At a subsequent hearing on March 8, 2012, the court considered Mr. Okada’s request that Wynn Resorts’ Board of Directors make additional documents available to him, and ruled that Mr. Okada was entitled to inspect two additional pages of documents. Wynn Resorts promptly complied with the court’s ruling.

On May 25, 2012, Mr. Okada amended his petition to request inspection of additional records. The Nevada state court ordered Mr. Okada to file a supplemental brief addressing how his requests relate to his duties as a director of Wynn Resorts, and Wynn Resorts was to respond by filing a supplemental brief on the reasonableness of Mr. Okada’s requests. After Mr. Okada filed his supplemental brief, Wynn Resorts moved to depose Mr. Okada prior to having to file its supplemental brief. At a hearing on June 28, 2012, the state court ordered Mr. Okada to appear for a deposition in Las Vegas, Nevada. The parties are currently scheduling the deposition for a September 2012 date.

Related litigation

Six derivative actions have been commenced against Wynn Resorts and all members of its Board of Directors: four in the United States District Court, District of Nevada, and two in the Eighth Judicial District Court of Clark County, Nevada.

The four pending federal actions have been consolidated: (1) The Louisiana Municipal Police Employees’ Retirement System (“LMPERS”), (2) Maryanne Solak, (3) Excavators Union Local 731 Welfare Fund; and (4) Boilermakers Lodge No. 154 Retirement Fund.

The plaintiffs in the federal derivative actions filed a consolidated complaint on August 6, 2012, asserting claims for (1) breach of fiduciary duty; (2) waste of corporate assets; (3) injunctive relief; and (4) unjust enrichment. The claims are against all Wynn Resorts’ directors, including Mr. Okada. The federal derivative plaintiffs claim that the individual defendants breached their fiduciary duties and wasted assets by (a) failing to ensure Wynn Resorts’ officers and directors complied with federal and state laws and Wynn Resorts’ Code of Conduct; (b) voting to allow Wynn Resorts’ subsidiary to make the donation to the University of Macau; and (c) redeeming Aruze USA’s stock such that Wynn Resorts incurs the debt associated with the redemption. The federal plaintiffs seek unspecified compensatory damages, restitution in the form of disgorgement, reformation of corporate governance procedures, an injunction against all future payments related to the donation/pledge, and all fees (attorneys, accountants, and experts) and costs. Per the court’s July 5, 2012 Case Management Order, the parties are to confer regarding a deadline for Wynn Resorts and the directors to respond.

The two state court actions have also been consolidated: (1) IBEW Local 98 Pension Fund; and (2) Danny Hinson. Through a coordination of efforts by all parties, the directors and Wynn Resorts (a nominal defendant) have been served in all of the actions.

The plaintiffs in the state derivative actions filed a consolidated complaint on July 20, 2012 asserting claims for (1) breach of fiduciary duty; (2) abuse of control; (3) gross mismanagement; and (4) unjust enrichment. The claims are against all Wynn Resorts directors, including Okada, as well as Wynn Resorts’ Chief Financial Officer, who signs financial disclosures filed with the SEC. The state derivative plaintiffs claim that the individual defendants failed to disclose to its shareholders the investigation into, and the dispute with director Okada as well as the potential violations of the FCPA related to, the University of Macau Development Foundation donation. Plaintiffs seek monetary damages (compensatory and punitive), disgorgement, reformation of corporate governance procedures, an order directing Wynn Resorts to internally investigate the donation, as well as attorneys’ fees and costs. Wynn Resorts and individual defendants will respond to the consolidated complaint by August 31, 2012.

12. Commitments and Contingencies

Leases and other arrangements

The Company is the lessor under several retail leases and has entered into license and distribution agreements for additional retail outlets. The Company also is a party to joint venture agreements for the operation of one other retail outlet and the Ferrari and Maserati automobile dealership at Wynn Las Vegas.

The following represents the future minimum rentals to be received under the operating leases (amounts in thousands):

Years Ending December 31,
2012	$3,283
2013	2,535
2014	2,287
2015	1,366
2016	1,168
Thereafter	1,165

$11,804

In addition, the Company is the lessee under leases for certain land, buildings and office equipment. At December 31, 2011, the Company was obligated under non-cancellable operating leases, to make future minimum lease payments as follows (amounts in thousands):

Years Ending December 31,
2012	$2,076
2013	1,782
2014	1,740
2015	1,271
2016	1,224
Thereafter	2,821

$10,914

Rent expense for the years ended December 31, 2011, 2010 and 2009 was $16.2 million, $16.1 million and $8.0 million, respectively.

Self-insurance

The Company is covered under a self-insured medical plan up to a maximum of $300,000 per year for each insured person. Amounts in excess of these thresholds are covered by the Company’s insurance programs, subject to customary policy limits. Beginning January 2012, the medical plan covering employees of the Company’s domestic subsidiaries will be fully insured.

Employment Agreements

The Company has entered into employment agreements with several executive officers, other members of management and certain key employees. These agreements generally have three-to five-year terms and typically indicate a base salary and often contain provisions for discretionary bonuses. Certain of the executives are also entitled to a separation payment if terminated without “cause” or upon voluntary termination of employment for “good reason” following a “change of control” (as these terms are defined in the employment contracts).

Litigation

The Company does not have any material litigation as of December 31, 2011.

Sales and Use Tax on Complimentary Meals

In March 2008, the Nevada Supreme Court ruled, in the matter captioned Sparks Nugget, Inc. vs. The State of Nevada Ex Rel. Department of Taxation, that food and non-alcoholic beverages purchased for use in providing complimentary meals to customers and to employees was exempt from sales and use tax. In July 2008, the Court denied the State’s motion for rehearing. Through April 2008, Wynn Las Vegas paid use tax on these items and has filed for refunds for the periods from April 2005 to April 2008. The amount subject to these refunds is $5.4 million.

In January 2012, the Nevada Tax Commission upheld the decision of an Administrative Law Judge (“ALJ”) who ruled that complimentary meals provided to patrons and employees of a Nevada casino operator were retail sales subject to sales tax. The ruling of the ALJ further held that the use tax already paid on such items and sought as refunds should be credited against the sales tax due. Furthermore, the ALJ held that the Nevada Department of Taxation could not assess additional taxes, penalties or interest because its regulations and policies at the time only required the payment of use tax on such complimentary meals. The Company expects that the Nevada Tax Commission ruling will be appealed through the Nevada courts. As of December 31, 2011, the Company has neither recorded a receivable associated with its $5.4 million refund claim nor any sales tax liability for complimentary meals provided to customers and employees.

Condensed Consolidating Financial Information of Guarantors and Issuers	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Condensed Consolidating Financial Information of Guarantors and Issuers

11. Consolidating Financial Information of Guarantors and Issuers

The following consolidating information relates to the Issuers of the First Mortgage Notes and their guarantor subsidiaries (World Travel, LLC; Las Vegas Jet, LLC; Wynn Show Performers, LLC; Wynn Golf, LLC; Kevyn, LLC; and Wynn Sunrise, LLC) and non-guarantor subsidiary (Wynn Completion Guarantor, LLC) as of June 30, 2012 and December 31, 2011, and for the three and six months ended June 30, 2012 and 2011.

The following condensed consolidating financial statements are presented in the provided form because: (i) the guarantor subsidiaries are wholly owned subsidiaries of Wynn Las Vegas, LLC (an issuer of the First Mortgage Notes), and (ii) the guarantee is joint and several, however the guarantee is not full and unconditional as the guarantees may be released under certain circumstances customary for such arrangements. If the Issuers fail to make a scheduled payment, the guarantor subsidiaries are obligated to make the scheduled payment immediately and, if it does not, any holder of the First Mortgage Notes may immediately bring suit directly against the guarantor subsidiaries for payment of all amounts due and payable.

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
ASSETS
Current assets:
Cash and cash equivalents	$771,928	$—	$—	$—	$771,928
Receivables, net	139,350	—	—	—	139,350
Inventories	45,990	—	—	—	45,990
Prepaid expenses and other	24,096	50	—	—	24,146

Total current assets	981,364	50	—	—	981,414

Property and equipment, net	3,225,525	194,255	—	—	3,419,780
Intangible assets, net	3,553	6,144	—	—	9,697
Deferred financing costs, net	44,944	—	—	—	44,944
Deposits and other assets	31,398	—	—	973	32,371
Investment in unconsolidated affiliates	(24,223)	3,825	—	24,223	3,825

Total assets	$4,262,561	$204,274	$—	$25,196	$4,492,031

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$—	$1,050	$—	$—	$1,050
Accounts payable	32,308	—	—	—	32,308
Accrued interest	64,848	—	—	—	64,848
Accrued compensation and benefits	48,883	755	—	—	49,638
Gaming taxes payable	11,148	—	—	—	11,148
Other accrued liabilities	20,821	28	—	—	20,849
Customer deposits	87,878	—	—	—	87,878
Due to affiliates, net	(154,733)	200,950	(7,886)	973	39,304

Total current liabilities	111,153	202,783	(7,886)	973	307,023
Long-term debt	3,091,812	33,600	—	—	3,125,412
Due to affiliates, net	134,667	—	—	—	134,667
Other	553	—	—	—	553

Total liabilities	3,338,185	236,383	(7,886)	973	3,567,655

Commitments and contingencies

Member’s equity:
Contributed capital	1,983,560	12,530	—	(12,530)	1,983,560
Reatined earnings (deficit)	(1,059,184)	(44,639)	7,886	36,753	(1,059,184)

Total member’s equity	924,376	(32,109)	7,886	24,223	924,376

Total liabilities and member’s equity	$4,262,561	$204,274	$—	$25,196	$4,492,031

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF DECEMBER 31, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
ASSETS
Current assets:
Cash and cash equivalents	$201,394	$—	$5	$—	$201,399
Receivables, net	140,229	—	—	—	140,229
Inventories	48,907	—	—	—	48,907
Prepaid expenses and other	22,870	182	—	—	23,052

Total current assets	413,400	182	5	—	413,587
Property and equipment, net	3,336,516	192,860	—	—	3,529,376
Intangible assets, net	4,589	6,144	—	—	10,733
Deferred financing costs, net	41,256	—	—	—	41,256
Deposits and other assets	35,913	—	—	557	36,470
Investment in unconsolidated affiliates	(22,717)	3,976	—	22,717	3,976

Total assets	$3,808,957	$203,162	$5	$23,274	$4,035,398

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$88,375	$1,050	$—	$—	$89,425
Accounts payable	29,535	—	—	—	29,535
Accrued interest	50,086	—	—	—	50,086
Accrued compensation and benefits	42,135	1,333	—	—	43,468
Gaming taxes payable	11,376	—	—	—	11,376
Other accrued liabilities	23,737	32	—	—	23,769
Customer deposits	104,204	—	—	—	104,204
Due to affiliates, net	(148,662)	197,050	(7,881)	557	41,064

Total current liabilities	200,786	199,465	(7,881)	557	392,927
Long-term debt	2,473,621	34,300	—	—	2,507,921
Due to affiliates, net	124,027	—	—	—	124,027
Other	216	—	—	—	216

Total liabilities	2,798,650	233,765	(7,881)	557	3,025,091

Commitments and contingencies

Member’s equity:
Contributed capital	1,980,861	12,530	—	(12,530)	1,980,861
Reatined earnings (deficit)	(970,554)	(43,133)	7,886	35,247	(970,554)

Total member’s equity	1,010,307	(30,603)	7,886	22,717	1,010,307

Total liabilities and member’s equity	$3,808,957	$203,162	$5	$23,274	$4,035,398

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

THREE MONTHS ENDED JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$98,572	$—	$—	$—	$98,572
Rooms	96,169	—	—	—	96,169
Food and beverage	138,373	—	—	—	138,373
Entertainment, retail and other	56,440	—	—	(105)	56,335

Gross revenues	389,554	—	—	(105)	389,449
Less: promotional allowances	(43,732)	—	—	—	(43,732)

Net revenues	345,822	—	—	(105)	345,717

Operating costs and expenses:
Casino	67,326	—	—	—	67,326
Rooms	32,615	—	—	—	32,615
Food and beverage	79,699	—	—	—	79,699
Entertainment, retail and other	34,456	—	—	—	34,456
General and administrative	58,608	(214)	—	(105)	58,289
Provision for doubtful accounts	(345)	—	—	—	(345)
Management fees	5,189	—	—	—	5,189
Depreciation and amortization	61,831	945	—	—	62,776
Property charges and other	2,174	—	—	—	2,174

Total operating costs and expenses	341,553	731	—	(105)	342,179

Operating income (loss)	4,269	(731)	—	—	3,538

Other income (expense):
Interest income	359	—	—	—	359
Interest expense	(58,344)	(149)	—	—	(58,493)
Increase in swap fair value	1,291	—	—	—	1,291
Loss on retirement of debt	—	—	—	—	—
Equity in income (loss) from unconsolidated affiliates	(775)	105	—	775	105

Other income (expense), net	(57,469)	(44)	—	775	(56,738)

Net income (loss)/Comprehensive income (loss)	$(53,200)	$(775)	$—	$775	$(53,200)

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

THREE MONTHS ENDED JUNE 30, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$158,270	$—	$—	$—	$158,270
Rooms	91,055	—	—	—	91,055
Food and beverage	125,994	—	—	—	125,994
Entertainment, retail and other	58,787	—	—	(98)	58,689

Gross revenues	434,106	—	—	(98)	434,008
Less: promotional allowances	(42,994)	—	—	—	(42,994)

Net revenues	391,112	—	—	(98)	391,014

Operating costs and expenses:
Casino	69,712	—	—	—	69,712
Rooms	31,225	—	—	—	31,225
Food and beverage	70,399	—	—	—	70,399
Entertainment, retail and other	36,903	—	—	—	36,903
General and administrative	56,008	(196)	—	(98)	55,714
Provision for doubtful accounts	3,772	—	—	—	3,772
Management fees	5,867	—	—	—	5,867
Depreciation and amortization	65,325	928	—	—	66,253
Property charges and other	2,560	—	—	—	2,560

Total operating costs and expenses	341,771	732	—	(98)	342,405

Operating income (loss)	49,341	(732)	—	—	48,609

Other income (expense):
Interest income	66	—	—	—	66
Interest expense	(50,166)	(151)	—	—	(50,317)
Increase in swap fair value	27	—	—	—	27
Loss on retirement of debt	—	—	—	—	—
Equity in income (loss) from unconsolidated affiliates	(785)	98	—	785	98

Other income (expense), net	(50,858)	(53)	—	785	(50,126)

Net income (loss)/Comprehensive income (loss)	$(1,517)	$(785)	$—	$785	$(1,517)

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

SIX MONTHS ENDED JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$256,265	$—	$—	$—	$256,265
Rooms	183,543	—	—	—	183,543
Food and beverage	247,319	—	—	—	247,319
Entertainment, retail and other	112,868	—	—	(218)	112,650

Gross revenues	799,995	—	—	(218)	799,777
Less: promotional allowances	(90,913)	—	—	—	(90,913)

Net revenues	709,082	—	—	(218)	708,864

Operating costs and expenses:
Casino	146,256	—	—	—	146,256
Rooms	61,840	—	—	—	61,840
Food and beverage	145,024	—	—	—	145,024
Entertainment, retail and other	71,530	—	—	—	71,530
General and administrative	114,165	(441)	—	(218)	113,506
Provision for doubtful accounts	4,018	—	—	—	4,018
Management fees	10,640	—	—	—	10,640
Depreciation and amortization	124,333	1,861	—	—	126,194
Property charges and other	5,892	—	—	—	5,892

Total operating costs and expenses	683,698	1,420	—	(218)	684,900

Operating income (loss)	25,384	(1,420)	—	—	23,964

Other income (expense):
Interest income	396	—	—	—	396
Interest expense	(110,336)	(304)	—	—	(110,640)
Increase in swap fair value	2,260				2,260
Loss on retirement of debt	(4,828)				(4,828)
Equity in income (loss) from unconsolidated affiliates	(1,506)	218	—	1,506	218

Other income (expense), net	(114,014)	(86)	—	1,506	(112,594)

Net income (loss)/Comprehensive income (loss)	$(88,630)	$(1,506)	$—	$1,506	$(88,630)

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

SIX MONTHS ENDED JUNE 30, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$352,515	$—	$—	$—	$352,515
Rooms	179,011	—	—	—	179,011
Food and beverage	232,134	—	—	—	232,134
Entertainment, retail and other	114,340	—	—	(254)	114,086

Gross revenues	878,000	—	—	(254)	877,746
Less: promotional allowances	(91,695)	—	—	—	(91,695)

Net revenues	786,305	—	—	(254)	786,051

Operating costs and expenses:
Casino	154,184	—	—	—	154,184
Rooms	61,023	—	—	—	61,023
Food and beverage	131,507	—	—	—	131,507
Entertainment, retail and other	74,588	—	—	—	74,588
General and administrative	110,594	(332)	—	(254)	110,008
Provision for doubtful accounts	8,524	—	—	—	8,524
Management fees	11,795	—	—	—	11,795
Depreciation and amortization	130,193	1,856	—	—	132,049
Property charges and other	4,590	—	—	—	4,590

Total operating costs and expenses	686,998	1,524	—	(254)	688,268

Operating income (loss)	99,307	(1,524)	—	—	97,783

Other income (expense):
Interest income	139	—	—	—	139
Interest expense	(100,327)	(300)	—	—	(100,627)
Increase in swap fair value	1,368				1,368
Loss on retirement of debt	—				—
Equity in income (loss) from unconsolidated affiliates	(1,570)	254	—	1,570	254

Other income (expense), net	(100,390)	(46)	—	1,570	(98,866)

Net income (loss)/Comprehensive income (loss)	$(1,083)	$(1,570)	$—	$1,570	$(1,083)

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

SIX MONTHS ENDED JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net income (loss)	$(88,630)	$(1,506)	$—	$1,506	$(88,630)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	124,333	1,861	—	—	126,194
Stock-based compensation	2,699	—	—	—	2,699
Loss from retirement of debt	4,828	—	—	—	4,828
Amortization and writeoff of deferred financing costs, and other	6,669	—	—	—	6,669
Equity in income (loss) from unconsolidated affiliates, net of distributions	1,506	151	—	(1,506)	151
Provision for doubtful accounts	4,018	—	—	—	4,018
Property charges and other	5,042	—	—	—	5,042
Increase in swap fair value	(2,260)	—	—	—	(2,260)
Increase (decrease) in cash from changes in:
Receivables	(3,139)	—	—	—	(3,139)
Inventories and prepaid expenses and other	1,691	132	—	—	1,823
Accounts payable, accrued expenses and other	8,794	(582)	—	—	8,212
Due to affiliates, net	8,837	(702)	—	—	8,135

Net cash provided by (used in) operating activities	74,388	(646)	—	—	73,742

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(20,183)	(3,256)	—	—	(23,439)
Deposits and other assets	(1,747)	—	—	—	(1,747)
Due to affiliates, net	2,266	4,602	(5)	—	6,863
Proceeds from sale of assets	313	—	—	—	313

Net cash provided by (used in) investing activities	(19,351)	1,346	(5)	—	(18,010)

Cash flows from financing activities:
Principal payments on long-term debt	(370,867)	(700)	—	—	(371,567)
Proceeds from issuance of long-term debt	900,000	—	—	—	900,000
Interest rate swap transactions	(2,368)	—	—	—	(2,368)
Payments of financing costs	(11,268)	—	—	—	(11,268)

Net cash provided by (used in) financing activities	515,497	(700)	—	—	514,797

Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	570,534	—	(5)	—	570,529
Balance, beginning of period	201,394	—	5	—	201,399

Balance, end of period	$771,928	$—	$—	$—	$771,928

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

SIX MONTHS ENDED JUNE 30, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net income (loss)	$(1,083)	$(1,570)	$—	$1,570	$(1,083)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	130,193	1,856	—	—	132,049
Stock-based compensation	4,424	—	—	—	4,424
Amortization and writeoff of deferred financing costs and other	6,592	—	—	—	6,592
Equity in income (loss) from unconsolidated affiliates, net of distributions	1,570	136	—	(1,570)	136
Provision for doubtful accounts	8,524	—	—	—	8,524
Property charges and other	2,701	—	—	—	2,701
Increase in swap fair value	(1,368)	—	—	—	(1,368)
Increase (decrease) in cash from changes in:
Receivables	(4,372)	—	—	—	(4,372)
Inventories and prepaid expenses and other	9,081	413	—	—	9,494
Accounts payable, accrued expenses and other	(14,079)	197	—	—	(13,882)
Due to affiliates, net	(4,135)	(1,457)	—	—	(5,592)

Net cash provided by (used in) operating activities	138,048	(425)	—	—	137,623

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(34,758)	—	—	—	(34,758)
Deposits and other assets	(1,603)	—	—	—	(1,603)
Due to affiliates, net	4,307	1,125	—	—	5,432
Proceeds from sale of assets	54	—	—	—	54

Net cash provided by (used in) investing activities	(32,000)	1,125	—	—	(30,875)

Cash flows from financing activities:
Principal payments on long-term debt	(20,055)	(700)	—	—	(20,755)
Proceeds from issuance of long-term debt	—	—	—	—	—
Payments of financing costs	(58)	—	—	—	(58)

Net cash used in financing activities	(20,113)	(700)	—	—	(20,813)

Cash and cash equivalents:
Increase in cash and cash equivalents	85,935	—	—	—	85,935
Balance, beginning of period	52,535	—	5	—	52,540

Balance, end of period	$138,470	$—	$5	$—	$138,475

14. Condensed Consolidating Financial Information of Guarantors and Issuers

The following condensed consolidating financial statements present information related to the Issuers of the First Mortgage Notes and their guarantor subsidiaries (World Travel, LLC; Las Vegas Jet, LLC; Wynn Show Performers, LLC; Wynn Golf, LLC; Kevyn, LLC; and Wynn Sunrise, LLC) and non-guarantor subsidiary (Wynn Completion Guarantor, LLC) as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011.

The following condensed consolidating financial statements are presented in the provided form because: (i) the guarantor subsidiaries are wholly owned subsidiaries of Wynn Las Vegas, LLC (an issuer of the First Mortgage Notes), and (ii) the guarantee is joint and several; however the guarantee is not full and unconditional as the guarantees may be released under certain circumstances customary for such arrangements. If the Issuers fail to make a scheduled payment, the guarantor subsidiaries are obligated to make the scheduled payment immediately and, if it does not, any holder of the First Mortgage Notes may immediately bring suit directly against the guarantor subsidiaries for payment of all amounts due and payable (iii).

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF DECEMBER 31, 2011

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total

ASSETS
Current assets:
Cash and cash equivalents	$201,394	$—	$5	$—	$201,399
Receivables, net	140,229	—	—	—	140,229
Inventories	48,907	—	—	—	48,907
Prepaid expenses and other	22,870	182	—	—	23,052

Total current assets	413,400	182	5	—	413,587
Property and equipment, net	3,336,516	192,860	—	—	3,529,376
Intangible assets, net	4,589	6,144	—	—	10,733
Deferred financing costs, net	41,256	—	—	—	41,256
Deposits and other assets	35,913	—	—	557	36,470
Investment in unconsolidated affiliates	(22,717)	3,976	—	22,717	3,976

Total assets	$3,808,957	$203,162	$5	$23,274	$4,035,398

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$88,375	$1,050	$—	$—	$89,425
Accounts payable	29,535	—	—	—	29,535
Accrued interest	50,086	—	—	—	50,086
Accrued compensation and benefits	42,135	1,333	—	—	43,468
Gaming taxes payable	11,376	—	—	—	11,376
Other accrued liabilities	23,737	32	—	—	23,769
Customer deposits	104,204	—	—	—	104,204
Due to affiliates, net	(148,662)	197,050	(7,881)	557	41,064

Total current liabilities	200,786	199,465	(7,881)	557	392,927
Long-term debt	2,473,621	34,300	—	—	2,507,921
Due to affiliates	124,027	—	—	—	124,027
Other	216	—	—	—	216

Total liabilities	2,798,650	233,765	(7,881)	557	3,025,091

Commitments and contingencies
Member’s equity:
Contributed capital	1,980,861	12,530	—	(12,530)	1,980,861
Retained earnings (deficit)	(970,554)	(43,133)	7,886	35,247	(970,554)

Total member’s equity	1,010,307	(30,603)	7,886	22,717	1,010,307

Total liabilities and member’s equity	$3,808,957	$203,162	$5	$23,274	$4,035,398

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF DECEMBER 31, 2010

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
ASSETS
Current assets:
Cash and cash equivalents	$52,535	$—	$5	$—	$52,540
Receivables, net	124,814	—	—	—	124,814
Inventories	64,520	—	—	—	64,520
Prepaid expenses and other	20,778	410	—	—	21,188

Total current assets	262,647	410	5	—	263,062
Property and equipment, net	3,537,264	193,947	—	—	3,731,211
Intangible assets, net	6,660	6,144	—	—	12,804
Deferred financing costs, net	47,300	—	—	—	47,300
Deposits and other assets	47,437	3	—	2,630	50,070
Investment in unconsolidated affiliates	(19,685)	4,069	—	19,685	4,069

Total assets	$3,881,623	$204,573	$5	$22,315	$4,108,516

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$—	$1,050	$—	$—	$1,050
Accounts payable	35,837	—	—	—	35,837
Accrued interest	54,083	—	—	—	54,083
Accrued compensation and benefits	38,219	1,086	—	—	39,305
Gaming taxes payable	9,963	—	—	—	9,963
Other accrued liabilities	17,361	31	—	—	17,392
Customer deposits	93,355	—	—	—	93,355
Due to affiliates, net	(160,735)	194,277	(7,881)	2,630	28,291

Total current liabilities	88,083	196,444	(7,881)	2,630	279,276
Long-term debt	2,584,784	35,700	—	—	2,620,484
Due to affiliates	101,797	—	—	—	101,797
Interest rate swap	8,457	—	—	—	8,457

Total liabilities	2,783,121	232,144	(7,881)	2,630	3,010,014

Commitments and contingencies
Member’s equity:
Contributed capital	1,973,424	12,530	—	(12,530)	1,973,424
Retained earnings (deficit)	(874,922)	(40,101)	7,886	32,215	(874,922)

Total member’s equity	1,098,502	(27,571)	7,886	19,685	1,098,502

Total liabilities and member’s equity	$3,881,623	$204,573	$5	$22,315	$4,108,516

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

YEAR ENDED DECEMBER 31, 2011

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$625,207	$—	$—	$—	$625,207
Rooms	354,040	—	—	—	354,040
Food and beverage	454,712	—	—	—	454,712
Entertainment, retail and other	229,882	—	—	(296)	229,586

Gross revenues	1,663,841	—	—	(296)	1,663,545
Less: promotional allowances	(181,650)	—	—	—	(181,650)

Net revenues	1,482,191	—	—	(296)	1,481,895

Operating costs and expenses:
Casino	298,229	—	—	—	298,229
Rooms	122,200	—	—	—	122,200
Food and beverage	264,878	—	—	—	264,878
Entertainment, retail and other	146,989	—	—	—	146,989
General and administrative	226,715	(962)	—	(296)	225,457
Provision for doubtful accounts	20,332	—	—	—	20,332
Management fees	22,229	—	—	—	22,229
Pre-opening costs	—	—	—	—	—
Depreciation and amortization	259,929	3,710	—	—	263,639
Property charges and other	16,623	—	—	—	16,623

Total operating costs and expenses	1,378,124	2,748	—	(296)	1,380,576

Operating income (loss)	104,067	(2,748)	—	—	101,319

Other income (expense):
Interest and other income	263	—	—	—	263
Interest expense, net of capitalized interest	(200,759)	(580)	—	—	(201,339)
Increase in swap fair value	3,829	—	—	—	3,829
Equity in income (loss) from unconsolidated affiliates	(3,032)	296		3,032	296

Other income (expense), net	(199,699)	(284)	—	3,032	(196,951)

Net (loss) income	$(95,632)	$(3,032)	$—	$3,032	$(95,632)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

YEAR ENDED DECEMBER 31, 2010

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$534,286	$—	$—	$—	$534,286
Rooms	308,368	42	—	—	308,410
Food and beverage	417,240	—	—	—	417,240
Entertainment, retail and other	214,312	—	—	(309)	214,003

Gross revenues	1,474,206	42	—	(309)	1,473,939
Less: promotional allowances	(177,383)	—	—	—	(177,383)

Net revenues	1,296,823	42	—	(309)	1,296,556

Operating costs and expenses:
Casino	288,263	—	—	—	288,263
Rooms	119,381	41	—	—	119,422
Food and beverage	256,234	—	—	—	256,234
Entertainment, retail and other	145,284	—	—	—	145,284
General and administrative	239,105	(1,118)	—	(309)	237,678
Provision for doubtful accounts	15,729	—	—	—	15,729
Management fees	19,459	—	—	—	19,459
Pre-opening costs	2,479	—	—	—	2,479
Depreciation and amortization	270,280	4,025	—	—	274,305
Property charges and other	19,017	—	—	—	19,017

Total operating costs and expenses	1,375,231	2,948	—	(309)	1,377,870

Operating loss	(78,408)	(2,906)	—	—	(81,314)

Other income (expense):
Interest and other income	408	—	—	—	408
Interest expense, net of capitalized interest	(192,806)	(638)	—	—	(193,444)
Decrease in swap fair value	(4,233)	—	—	—	(4,233)
Loss on extinguishment of debt/exchange offer	(70,055)	—	—	—	(70,055)
Equity in income (loss) from unconsolidated affiliates	(3,235)	309		3,235	309

Other income (expense), net	(269,921)	(329)	—	3,235	(267,015)

Net (loss) income	$(348,329)	$(3,235)	$—	$3,235	$(348,329)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

YEAR ENDED DECEMBER 31, 2009

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$505,779	$—	$—	$—	$505,779
Rooms	321,075	75	—	—	321,150
Food and beverage	385,774	—	—	—	385,774
Entertainment, retail and other	202,972	—	—	427	203,399

Gross revenues	1,415,600	75	—	427	1,416,102
Less: promotional allowances	(185,982)	—	—	—	(185,982)

Net revenues	1,229,618	75	—	427	1,230,120

Operating costs and expenses:
Casino	275,341	—	—	—	275,341
Rooms	109,171	75	—	—	109,246
Food and beverage	239,767	—	—	—	239,767
Entertainment, retail and other	133,824	—	—	—	133,824
General and administrative	248,566	(2,217)	—	427	246,776
Provision for doubtful accounts	12,438	—	—	—	12,438
Management fees	18,434	—	—	—	18,434
Pre-opening costs	346	—	—	—	346
Depreciation and amortization	309,012	4,747	—	—	313,759
Property charges and other	19,206	5,262	—	—	24,468

Total operating costs and expenses	1,366,105	7,867	—	427	1,374,399

Operating loss	(136,487)	(7,792)	—	—	(144,279)

Other income (expense):
Interest and other income	46	21	—	—	67
Interest expense, net of capitalized interest	(156,262)	(966)	—	—	(157,228)
Decrease in swap fair value	(4,224)	—	—	—	(4,224)
Loss on extinguishment of debt	(3,779)	—	—	—	(3,779)
Equity in income (loss) from unconsolidated affiliates	(9,164)	(427)		9,164	(427)

Other income (expense), net	(173,383)	(1,372)	—	9,164	(165,591)

Net (loss) income	$(309,870)	$(9,164)	$—	$9,164	$(309,870)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2011

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net (loss) income	$(95,632)	$(3,032)	$—	$3,032	$(95,632)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	259,929	3,710	—	—	263,639
Stock-based compensation	7,437	—	—	—	7,437
Loss from extinguishment of debt	—	—	—	—	—
Amortization and writeoff of deferred financing costs and other	13,822	—	—	—	13,822
Equity in (income) loss from unconsolidated affiliates, net of distributions	3,032	93	—	(3,032)	93
Provision for doubtful accounts	20,332	—	—	—	20,332
Property charges and other	14,689	—	—	—	14,689
Increase in swap fair value	(3,829)	—	—	—	(3,829)
Increase (decrease) in cash from changes in:
Receivables	(35,747)	—	—	—	(35,747)
Inventories and prepaid expenses and other assets	13,006	231	—	—	13,237
Accounts payable and accrued expenses	5,431	248	—	—	5,679
Due to affiliates, net	26,550	(2,308)	—	—	24,242

Net cash provided by (used in) operating activities	229,020	(1,058)	—	—	227,962

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(62,584)	(2,623)	—	—	(65,207)
Deposits and other assets	(2,348)	—	—	—	(2,348)
Due to affiliates, net	8,647	5,081	—	—	13,728
Proceeds from sale of assets	255	—	—	—	255

Net cash provided by (used in) investing activities	(56,030)	2,458	—	—	(53,572)

Cash flows from financing activities:
Principal payments on long-term debt	(24,073)	(1,400)	—	—	(25,473)
Proceeds from issuance of long-term debt	—	—	—	—	—
Capital contribution from the Parent	—	—	—	—	—
Payments of deferred financing costs	(58)	—	—	—	(58)

Net cash used in financing activities	(24,131)	(1,400)	—	—	(25,531)

Cash and cash equivalents:
Increase in cash and cash equivalents	148,859	—	—	—	148,859
Balance, beginning of period	52,535	—	5	—	52,540

Balance, end of period	$201,394	$—	$5	$—	$201,399

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2010

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net (loss) income	$(348,329)	$(3,235)	$—	$3,235	$(348,329)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	270,280	4,025	—	—	274,305
Stock-based compensation	11,278	—	—	—	11,278
Loss from extinguishment of debt	64,673	—	—	—	64,673
Amortization and writeoff of deferred financing costs and other	15,705	—	—	—	15,705
Equity in (income) loss from unconsolidated affiliates, net of distributions	3,235	(309)	—	(3,235)	(309)
Provision for doubtful accounts	15,729	—	—	—	15,729
Property charges and other	4,068	—	—	—	4,068
Decrease in swap fair value	4,233	—	—	—	4,233
Increase (decrease) in cash from changes in:
Receivables	(29,683)	—	—	—	(29,683)
Inventories and prepaid expenses and other assets	19,538	(86)	—	—	19,452
Accounts payable and accrued expenses	42,051	(274)	—	—	41,777
Due to affiliates, net	36,645	(4,899)	—	—	31,746

Net cash provided by (used in) operating activities	109,423	(4,778)	—	—	104,645

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(156,987)	(93)	—	—	(157,080)
Deposits and other assets	(4,796)	—	—	—	(4,796)
Due to affiliates, net	(2,323)	5,920	—	—	3,597
Proceeds from sale of assets	218	—	—	—	218

Net cash provided by (used in) investing activities	(163,888)	5,827	—	—	(158,061)

Cash flows from financing activities:
Principal payments on long-term debt	(1,931,838)	(1,400)	—	—	(1,933,238)
Proceeds from issuance of long-term debt	1,995,686	—	—	—	1,995,686
Capital contribution from the Parent	50,000	—	—	—	50,000
Payments of deferred financing costs	(72,846)	—	—	—	(72,846)

Net cash provided by (used in) financing activities	41,002	(1,400)	—	—	39,602

Cash and cash equivalents:
Decrease in cash and cash equivalents	(13,463)	(351)	—	—	(13,814)
Balance, beginning of period	65,998	351	5	—	66,354

Balance, end of period	$52,535	$—	$5	$—	$52,540

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2009

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net (loss) income	$(309,870)	$(9,164)	$—	$9,164	$(309,870)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	309,012	4,747	—	—	313,759
Stock-based compensation	8,370	—	—	—	8,370
Loss from extinguishment of debt	3,779	—	—	—	3,779
Amortization and writeoff of deferred financing costs and other	19,624	—	—	—	19,624
Equity in (income) loss from unconsolidated affiliates, net of distributions	9,164	794	—	(9,164)	794
Provision for doubtful accounts	12,438	—	—	—	12,438
Property charges and other	19,206	5,262	—	—	24,468
Decrease in swap fair value	4,224	—	—	—	4,224
Increase (decrease) in cash from changes in:
Receivables	(25,021)	—	5	—	(25,016)
Inventories and prepaid expenses and other assets	320	(140)	—	—	180
Accounts payable and accrued expenses	(14,274)	47	—	—	(14,227)
Due to affiliates, net	48,765	(6,886)	—	—	41,879

Net cash provided by (used in) operating activities	85,737	(5,340)	5	—	80,402

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(244,904)	(136)	—	—	(245,040)
Deposits and other assets	(3,810)	8,088	—	—	4,278
Due to affiliates, net	(7,607)	(861)	—	—	(8,468)
Proceeds from sale of assets	42	—	—	—	42

Net cash provided by (used in) investing activities	(256,279)	7,091	—	—	(249,188)

Cash flows from financing activities:
Principal payments on long-term debt	(928,509)	(1,400)	—	—	(929,909)
Proceeds from issuance of long-term debt	649,481	—	—	—	649,481
Capital contribution from the Parent	412,951	—	—	—	412,951
Payments of deferred financing costs	(20,698)	—	—	—	(20,698)

Net cash provided by (used in) financing activities	113,225	(1,400)	—	—	111,825

Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	(57,317)	351	5	—	(56,961)
Balance, beginning of period	123,315	—	—	—	123,315

Balance, end of period	$65,998	$351	$5	$—	$66,354

Intangibles, net	12 Months Ended
Dec. 31, 2011
Intangibles, net

5. Intangibles, net

Intangibles, net consisted of the following (amounts in thousands):

	Show Production Rights	Water Rights	Trademarks	Total Intangibles, Net

January 1, 2010	$7,076	$6,400	$1,399	$14,875
Amortization	(2,071)	—	—	(2,071)

December 31, 2010	5,005	6,400	1,399	12,804
Amortization	(2,071)	—	—	(2,071)

December 31, 2011	$2,934	$6,400	$1,399	$10,733

Show production rights represent the amounts paid to purchase the rights to present the “Le Rêve” production show. The Company expects that amortization of show production rights will be $2.1 million for 2012, and $0.8 million for 2013.

Water rights reflect the fair value allocation determined in the purchase of the property on which Wynn Las Vegas is located in April 2000. The value of the trademarks primarily represents the costs to acquire the “Le Rêve” name. The water rights and trademarks are indefinite-lived assets and, accordingly, not amortized.

Deposits and Other Assets	12 Months Ended
Dec. 31, 2011
Deposits and Other Assets

6. Deposits and Other Assets

Deposits and other assets consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
Entertainment production costs	$2,196	$6,849
Base stock	17,705	20,082
Deposits and other	16,569	23,139

	$36,470	$50,070

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans

11. Benefit Plans

Employee Savings Plan

Wynn Resorts established a retirement savings plan under Section 401(k) of the Internal Revenue Code covering its non-union employees in July 2000. The plan allows employees to defer, within prescribed limits, a percentage of their income on a pre-tax basis through contributions to this plan. The Company matched the contributions, within prescribed limits, with an amount equal to 100% of the participant’s initial 2% tax deferred contribution and 50% of the tax deferred contribution between 2% and 4% of the participant’s compensation. Effective March 16, 2009, the Company suspended matching contributions to this plan. No amounts were expensed during the years ended December 31, 2011 and 2010. The Company recorded an expense for matching contributions of $1.2 million for the year ended December 31, 2009.

Multi-employer pension plan

Wynn Las Vegas contributes to a multi-employer defined benefit pension plan for certain of its union employees under the terms of the Southern Nevada Culinary and Bartenders Union collective-bargaining agreement. The collective-bargaining agreement that covers these union-represented employees expires in 2016. The legal name of the multi-employer pension plan is the Southern Nevada Culinary and Bartenders Pension Plan (the “Plan”) (EIN: 88-6016617 Plan Number: 001). The Company recorded an expense of $7.6 million, $6.8 million and $6.2 million for contributions to the Plan for the years ended December 31, 2011, 2010 and 2009, respectively. For the 2010 plan year, the most recent for which plan data is available, the Company’s contributions were identified by the Plan to exceed 5% of total contributions for that year. Based on the information we received from the Plan, it was certified to be in neither endangered nor critical status for the 2010 plan year. Risks of participating in a multi-employer plan differs from single-employer plans for the following reasons: (1) assets contributed to a multi-employer plan by one employer may be used to provide benefits to employees of other participating employers; (2) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers; and (3) if a participating employer stops participating, it may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

Stock-Based Compensation

Wynn Resorts established the 2002 Stock Incentive Plan (the “Stock Plan”) which provides for the grant of (i) Incentive Stock Options, (ii) compensatory (i.e. nonqualified) stock options, and (iii) nonvested shares of Wynn Resorts’ common stock for employees, directors and independent contractors or consultants of Wynn Resorts and its subsidiaries, including the Company. However, only employees are eligible to receive incentive stock options.

The total compensation cost relating both to stock options and nonvested stock for the years ended December 31, 2011, 2010 and 2009 is allocated as follows (amounts in thousands):

	Years Ended December 31,
	2011	2010	2009
Casino	$4,165	$6,162	$4,347
Rooms	293	366	374
Food and beverage	429	301	306
Entertainment, retail and other	24	87	16
General and administrative	2,526	4,362	3,327

Total stock-based compensation expense	$7,437	$11,278	$8,370

Member's Equity	12 Months Ended
Dec. 31, 2011
Member's Equity

13. Member’s Equity

During the years ended December 31, 2010 and 2009, Wynn Resorts made cash capital contributions to the Company totaling $50 million and $413 million, respectively. The proceeds from these contributions were used to fund construction costs of Encore and to fund paydowns of the Company’s debt.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)

15. Quarterly Financial Information (Unaudited)

The following table presents selected quarterly financial information for 2011 and 2010 (amounts in thousands):

	Year Ended December 31, 2011
	First	Second	Third	Fourth	Year
Net revenues	$395,037	$391,014	$347,254	$348,590	$1,481,895
Operating income (loss)	49,174	48,609	(415)	3,951	101,319
Net income (loss)	434	(1,517)	(49,509)	(45,040)	(95,632)

	Year Ended December 31, 2010
	First	Second	Third	Fourth	Year
Net revenues	$318,607	$318,321	$334,503	$325,125	$1,296,556
Operating loss	(34,485)	(17,222)	(16,195)	(13,412)	(81,314)
Net loss	(81,692)	(68,747)	(134,981)	(62,909)	(348,329)

Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2011
Subsequent Events (Unaudited)

16. Subsequent Events (Unaudited)

Determination of Unsuitability and Redemption of Aruze USA, Inc. and Affiliates and Related Matters

On February 18, 2012, Wynn Resorts’ Gaming Compliance Committee concluded a year-long investigation after receiving an independent report by Freeh, Sporkin & Sullivan, LLP (the “Freeh Report”) detailing numerous prima facie violations of the FCPA by Aruze USA, Inc., at the time a stockholder of Wynn Resorts, Universal Entertainment Corporation, Aruze USA, Inc.’s parent company, and Kazuo Okada, the majority shareholder of Universal Entertainment Corporation, who is also a member of Wynn Resorts’ Board of Directors and was at the time a director of Wynn Macau, Limited.

Based on the Freeh Report, the Board of Directors of Wynn Resorts determined that Aruze USA, Inc., Universal Entertainment Corporation and Mr. Okada are “unsuitable” under Article VII of the Wynn Resorts articles of incorporation. The Wynn Resorts board of directors was unanimous (other than Mr. Okada) in its determination. The Wynn Resorts board of directors also requested that Mr. Okada resign as a director of Wynn Resorts and recommended that Mr. Okada be removed as a member of the board of directors of Wynn Macau, Limited. On February 18, 2012, Mr. Okada was removed from the board of directors of Wynn Las Vegas Capital Corp., a wholly owned subsidiary of Wynn Resorts.

Based on the Wynn Resorts Board of Directors’ finding of “unsuitability,” on February 18, 2012, Wynn Resorts redeemed Aruze USA, Inc.’s 24,549,222 shares of Wynn Resorts’ Common Stock. Following a finding of “unsuitability,” Wynn Resorts’ articles authorize redemption at “fair value” of the shares held by unsuitable persons. Wynn Resorts engaged an independent financial advisor to assist in the fair value calculation and concluded that a discount to the current trading price was appropriate because of, among other things, restrictions on most of the shares which are subject to the terms of an existing stockholder agreement. Pursuant to Wynn Resorts’ articles of incorporation, Wynn Resorts issued a Redemption Price Promissory Note to Aruze USA, Inc. in redemption of the shares. The Redemption Price Promissory Note has a principal amount of approximately $1.9 billion, matures on February 18, 2022 and bears interest at the rate of 2% per annum, payable annually in arrears on each anniversary of the date of the Redemption Price Promissory Note. Wynn Resorts may, in its sole and absolute discretion, at any time and from time to time, and without penalty or premium, prepay the whole or any portion of the principal or interest due under the Redemption Price Promissory Note. In no instance shall any payment obligation under the Redemption Price Promissory Note be accelerated except in the sole and absolute discretion of Wynn Resorts or as specifically mandated by law. The indebtedness evidenced by the Redemption Price Promissory Note is and shall be subordinated in right of payment, to the extent and in the manner provided in the Redemption Price Promissory Note, to the prior payment in full of all existing and future obligations of Wynn Resorts or any of its affiliates in respect of indebtedness for borrowed money of any kind or nature.

On February 19, 2012, Wynn Resorts filed a complaint in the District Court of Clark County, Nevada against Mr. Okada, alleging breaches of fiduciary duty and related claims.

On February 24, 2012, the board of directors of Wynn Macau, Limited removed Mr. Kazuo Okada from the board.

Wynn Resorts has provided the Freeh Report to applicable regulators and intends to cooperate with any related investigation that such regulators may undertake. The conduct of Mr. Okada and his affiliates and any resulting regulatory investigations could have adverse consequences to the Company. A finding by regulatory authorities that Mr. Okada violated the FCPA on property of Wynn Resorts or its subsidiaries and/or otherwise involved Wynn Resorts or its subsidiaries in criminal or civil violations could result in actions by regulatory authorities against Wynn Resorts or its subsidiaries. Relatedly, regulators could pursue separate investigations into Wynn Resorts’ and its subsidiaries’ compliance with applicable laws, including in response to litigation filed by Mr. Okada suggesting improprieties in connection with the donation by Wynn Resorts’ subsidiary to the University of Macau and a related informal inquiry by the SEC into this donation. While the Company believes that it is in full compliance with all applicable laws, any such investigations could result in actions by regulators against Wynn Resorts or its subsidiaries.

Litigation Commenced by Mr. Okada and Related Matters

In May 2011, Wynn Macau, a majority owned subsidiary of Wynn Resorts, made a commitment to the University of Macau Development Foundation in support of the new Asia-Pacific Academy of Economics and Management. This contribution consists of a $25 million payment made in May 2011 and a commitment for additional donations of $10 million each year for the calendar years 2012 through 2022 inclusive. The pledge was consistent with Wynn Resorts’ long-standing practice of providing philanthropic support for deserving institutions in the markets in which it operates. The pledge was made following an extensive analysis which concluded that the gift was made in accordance with all applicable laws. The pledge was considered by the Boards of Directors of both Wynn Resorts and Wynn Macau and approved by 15 of the 16 directors who serve on those boards. The sole dissenting vote was Mr. Kazuo Okada whose stated objection was to the length of time over which the donation would occur, not its propriety.

Mr. Okada commenced litigation on January 11, 2012, in Nevada seeking to compel Wynn Resorts to produce information relating to the donation to the University of Macau, among other things.

On February 8, 2012, following Mr. Okada’s lawsuit, Wynn Resorts received a letter from the Salt Lake Regional Office of the SEC requesting that, in connection with an informal inquiry by the SEC, Wynn Resorts preserve information relating to, but not limited to, the donation to the University of Macau, any donations by Wynn Resorts to any other educational charitable institutions, including the University of Macau Development Foundation, and Wynn Resorts’ casino or concession gaming licenses or renewals in Macau. Wynn Resorts has informed the Salt Lake Regional Office that it intends to fully comply with the SEC’s request.

Schedule ii-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule ii-Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(amounts in thousands)

Description	Balance at January 1, 2011	Provisions for Doubtful Accounts	Write-offs, Net of Recoveries	Balance at December 31, 2011
Allowance for doubtful accounts	$71,076	20,332	(15,116)	$76,292

Description	Balance at January 1, 2010	Provisions for Doubtful Accounts	Write-offs, Net of Recoveries	Balance at December 31, 2010
Allowance for doubtful accounts	$67,406	15,729	(12,059)	$71,076

Description	Balance at January 1, 2009	Provisions for Doubtful Accounts	Write-offs, Net of Recoveries	Balance at December 31, 2009
Allowance for doubtful accounts	$65,414	12,438	(10,446)	$67,406

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounts Receivable and Credit Risk

Accounts Receivable and Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of casino accounts receivable. The Company issues credit in the form of “markers” to approved casino customers following investigations of creditworthiness. As of June 30, 2012 and December 31, 2011, approximately 70% and 75% respectively, of the Company’s markers were due from customers residing in foreign countries, primarily in Asia. Business or economic conditions or other significant events in these countries could affect the collectibility of such receivables.

Accounts receivable, including casino and hotel receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems them to be uncollectible. Recoveries of accounts previously written off are recorded when received. An allowance for doubtful accounts is maintained to reduce the Company’s receivables to their estimated carrying amount, which approximates fair value. The allowance is estimated based on specific review of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions. During the quarter ended June 30, 2012, the Company recorded an adjustment to its reserve estimates for casino accounts receivable based on the results of historical collection patterns and current collection trends. This adjustment benefitted operating income and net loss by $9.6 million for the three and six months ended June 30, 2012. This change in estimate was the primary factor that resulted in a $0.3 million credit to the provision for doubtful accounts for the quarter ended June 30, 2012.

Accounts Receivable and Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of casino accounts receivable. The Company issues credit in the form of “markers” to approved casino customers following investigations of creditworthiness. At December 31, 2011 and 2010, approximately 76% and 75%, respectively, of the Company’s markers were due from customers residing outside the United States, primarily in Asia. Business or economic conditions or other significant events in these countries could affect the collectibility of such receivables.

Accounts receivable, including casino and hotel receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems them to be uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful accounts is maintained to reduce the Company’s receivables to their carrying amount, which approximates fair value. The allowance is estimated based on specific review of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions.

Inventories

Inventories

Inventories consist of retail, food and beverage items, which are stated at the lower of cost or market value, and certain operating supplies. Cost is determined by the first-in, first-out, average and specific identification methods.

Inventories

Inventories consist of retail merchandise, food and beverage items, which are stated at the lower of cost or market value, and certain operating supplies. Cost is determined by the first-in, first-out, average and specific identification methods.

Revenue Recognition and Promotional Allowances

Revenue Recognition and Promotional Allowances

Casino revenues are measured by the aggregate net difference between gaming wins and losses, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession. Hotel, food and beverage, entertainment and other operating revenues are recognized when services are performed. Entertainment, retail and other revenue includes rental income which is recognized on a time proportion basis over the lease term. Contingent rental income is recognized when the right to receive such rental income is established according to the lease agreements. Advance deposits on rooms and advance ticket sales are recorded as deferred revenues until services are provided to the customer.

Revenues are recognized net of certain sales incentives which are recorded as a reduction of revenue. Consequently, the Company’s casino revenues are reduced by discounts and points earned in the players club loyalty program.

The retail value of accommodations, food and beverage, and other services furnished to guests without charge is included in gross revenue and then deducted as promotional allowances. The estimated cost of providing such promotional allowances is primarily included in casino expenses as follows (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Rooms	$8,603	$8,600	$17,588	$18,526
Food and beverage	13,775	13,262	29,189	29,079
Entertainment, retail and other	2,779	3,487	6,596	7,539

	$25,157	$25,349	$53,373	$55,144

Revenue Recognition and Promotional Allowances

The Company recognizes revenues at the time persuasive evidence of an arrangement exists, the service is provided or the retail goods are sold, prices are fixed or determinable and collection is reasonably assured.

Casino revenues are measured by the aggregate net difference between gaming wins and losses, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession. Hotel, food and beverage, entertainment and other operating revenues are recognized when services are performed. Entertainment, retail, and other revenue include rental income which is recognized on a time proportion basis over the lease terms. Contingent rental income is recognized when the right to receive such rental income is established according to the lease agreements. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customer.

Revenues are recognized net of certain sales incentives which are required to be recorded as a reduction of revenues; consequently, the Company’s casino revenues are reduced by discounts and points earned in the player’s club loyalty program.

The retail value of accommodations, food and beverage, and other services furnished to guests without charge is included in gross revenues and then deducted as promotional allowances. The estimated cost of providing such promotional allowances is primarily included in casino expenses as follows (amounts in thousands):

	Years Ended December 31,
	2011	2010	2009
Rooms	$36,160	$40,911	$45,890
Food and beverage	57,420	59,111	60,550
Entertainment, retail and other	15,231	19,515	12,014

Total	$108,811	$119,537	$118,454

Gaming Taxes

Gaming Taxes

The Company is subject to taxes based on gross gaming revenues, subject to applicable adjustments. These gaming taxes are an assessment on the Company’s gaming revenues and are recorded as an expense within the “Casino” line item in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss. These taxes totaled $7.4 million and $11.3 million for the three months ended June 30, 2012 and 2011, respectively. For the six months ended June 30, 2012 and 2011, these taxes totaled $18.4 million and $25.1 million, respectively.

Gaming Taxes

The Company is subject to taxes based on gross gaming revenue in the jurisdictions in which it operates, subject to applicable jurisdictional adjustments. These gaming taxes are an assessment on the Company’s gaming revenue and are recorded as an expense within the “Casino” line item in the accompanying Consolidated Statements of Operations. These taxes totaled $43.9 million, $37.7 million and $36.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Advertising Costs

Advertising Costs

The Company expenses advertising costs the first time the advertising takes place and such costs are included in general and administrative expenses. Advertising costs totaled $5.8 million and $3.3 million, for the three months ended June 30, 2012 and 2011, respectively. Advertising costs totaled $9.7 million and $6.2 million, for the six months ended June 30, 2012 and 2011, respectively.

Advertising Costs

The Company expenses advertising costs the first time the advertising takes place. Advertising costs incurred in development periods are included in pre-opening costs. Once a project is completed, advertising costs are included in general and administrative expenses. Total advertising costs were $16.3 million, $14.7 million and $17.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation related to equity shares of Wynn Resorts granted to its employees by recognizing the costs of the employee services received in exchange for the equity award instrument based on the grant date fair value of the awards over the service period. For the six months ended June 30, 2012 and 2011, the Company recorded $2.7 million and $4.4 million, respectively, in share based compensation with a corresponding credit to contributed capital.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The Company’s investment in the 50%-owned joint venture operating the Ferrari and Maserati automobile dealership inside Wynn Las Vegas is accounted for under the equity method. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are comprised of highly liquid investments with purchase maturities of three months or less. Cash equivalents are carried at cost, which approximates fair value.

Property and Equipment

Property and Equipment

Purchases of property and equipment are stated at cost. Depreciation is provided over the estimated useful lives of the assets using the straight-line method as follows:

Buildings and improvements	10 to 45 years
Land improvements	10 to 45 years
Airplane	20 years
Furniture, fixtures and equipment	3 to 20 years

Costs related to improvements are capitalized, while costs of building repairs and maintenance are charged to expense as incurred. The cost and accumulated depreciation of property and equipment retired or otherwise disposed of are eliminated from the respective accounts and any resulting gain or loss is included in operating income (loss).

Capitalized Interest

Capitalized Interest

The interest cost associated with major development and construction projects is capitalized and included in the cost of the project. Interest capitalization ceases once a project is substantially complete or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Company capitalizes interest on amounts expended on the project at the Company’s weighted average cost of borrowed money. No interest was capitalized for the years ended December 31, 2011 and 2009. Interest of $0.6 million was capitalized for the year ended December 31, 2010.

Intangibles

Intangibles

The Company’s indefinite-lived intangible assets consist primarily of water rights acquired as part of the overall purchase price of the land on which Wynn Las Vegas is located, and trademarks. Indefinite-lived intangible assets are not amortized, but are reviewed annually for impairment. The Company’s finite-lived intangible assets consist of show production rights. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives.

Long-Lived Assets

Long-Lived Assets

Long-lived assets, which are not to be disposed of, including intangibles and property and equipment, are periodically reviewed by management for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. For assets to be held and used, the Company reviews these assets for impairment whenever indicators of impairment exist. If an indicator of impairment exists, the Company compares the estimated future cash flows of the asset, on an undiscounted basis, to the carrying value of the asset. If the undiscounted cash flows exceed the carrying value, no impairment is indicated. If the undiscounted cash flows do not exceed the carrying value, then impairment is measured as the difference between fair value and carrying value, with fair value typically based on a discounted cash flow model. If an asset is still under development, future cash flows include remaining construction costs.

Deferred Financing Costs

Deferred Financing Costs

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-tem debt are capitalized and amortized to interest expense over the terms of the related debt agreements. Approximately $6.1 million, $7.7 million and $9.3 million, was amortized to interest expense during the years ended December 31, 2011, 2010 and 2009, respectively. Debt discounts incurred in connection with the issuance of debt have been capitalized and are being amortized to interest expense using the effective interest method.

Derivative Financial Instruments

Derivative Financial Instruments

The Company seeks to manage its market risk, including interest rate risk associated with variable rate borrowings, through balancing fixed-rate and variable-rate borrowings with the use of derivative financial instruments. The fair value of derivative financial instruments are recognized as assets or liabilities at each balance sheet date, with changes in fair value affecting net income (loss) or comprehensive income (loss) as applicable. The Company’s interest rate swaps do not qualify for hedge accounting. Accordingly, changes in the fair value of the interest rate swaps are presented as an increase (decrease) in fair value of swaps in the accompanying Consolidated Statements of Operations.

Self-Insurance Reserves

Self-Insurance Reserves

The Company is self-insured up to certain limits for costs of employee health coverage (fully insured for employee health coverage beginning January 1, 2012), workers’ compensation and general liability claims. Insurance claims and reserves include accruals of estimated settlements for known claims, as well as accruals of estimates for claims incurred but not yet reported. In estimating these accruals, the Company considers historical loss experience and makes judgments about the expected level of costs per claim. Management believes the estimates of future liability are reasonable based upon its methodology; however, changes in health care costs, accident frequency and severity could materially affect the estimate for these liabilities.

Customer Loyalty Program

Customer Loyalty Program

The Company offers a slot club program whereby customers may earn points based on their level of play that may be redeemed for free credit that must be replayed in the slot machine. The Company accrues a liability based on the points earned times the redemption value, less an estimate for breakage, and records a related reduction in casino revenue.

Slot Machine Jackpots

Slot Machine Jackpots

With respect to base and progressive jackpots, the Company does not accrue a liability when it has the ability to avoid payment of the base jackpot because the machine can legally be removed from the gaming floor without payment of the base amount. Conversely, if the Company is unable to avoid payment of the jackpot (i.e. the incremental amount on a progressive machine) due to legal requirements, the jackpot is accrued as the obligation becomes unavoidable. This liability is accrued over the time period in which the incremental progressive jackpot amount is generated with a related reduction in casino revenue. No liability is accrued with respect to the base jackpot.

Pre-Opening Costs

Pre-Opening Costs

Pre-opening costs, consisting primarily of direct salaries and wages, legal and consulting fees, insurance, utilities and advertising, are expensed as incurred. The Company incurred pre-opening costs in connection with the Encore Beach Club and Surrender Nightclub prior to their opening in May 2010.

Income Taxes

Income Taxes

The Company is organized as a limited liability company with one member. As a limited liability company, the Company is considered a flow-through entity for U.S. income tax purposes resulting in its owner being obligated for any taxes resulting from its operations. Accordingly, no provision has been made for federal income taxes as such taxes are the responsibility of its owner.

Wynn Resorts' Equity Instruments Issued to Employees

Wynn Resorts’ Equity Instruments Issued to Employees

Accounting standards require an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognize that cost over the service period. The Company uses the Black-Scholes valuation model to determine the estimated fair value for each option grant issued. The Black-Scholes determined fair value net of estimated forfeitures is amortized as compensation cost on a straight line basis over the service period.

Further information on the Company’s stock-based compensation arrangements is included in Note 11 “Benefit Plans—Stock-Based Compensation”.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued an accounting standards update that is intended to align the principles for fair value measurements and the related disclosure requirements under GAAP and IFRS. From a GAAP perspective, the updates are largely clarifications and certain additional disclosures. The effective date for this update is for years, and the interim periods within those years, beginning after December 15, 2011. This update is not expected to have a material impact on the Company’s financial statements.

In June 2011, the FASB issued an accounting standards update that will require items of net income, items of other comprehensive income (“OCI”) and total comprehensive income to be presented in one continuous statement or two separate but consecutive statements. This will make the presentation of items within OCI more prominent. Companies will no longer be allowed to present OCI in the statement of stockholders’ equity. The effective date for this update is for years, and the interim periods within those years, beginning after December 15, 2011.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary Estimated Cost of Promotional Allowances

The estimated cost of providing such promotional allowances is primarily included in casino expenses as follows (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Rooms	$8,603	$8,600	$17,588	$18,526
Food and beverage	13,775	13,262	29,189	29,079
Entertainment, retail and other	2,779	3,487	6,596	7,539

	$25,157	$25,349	$53,373	$55,144

deducted as promotional allowances. The estimated cost of providing such promotional allowances is primarily included in casino expenses as follows (amounts in thousands):

	Years Ended December 31,
	2011	2010	2009
Rooms	$36,160	$40,911	$45,890
Food and beverage	57,420	59,111	60,550
Entertainment, retail and other	15,231	19,515	12,014

Total	$108,811	$119,537	$118,454

Depreciation Provided Over Estimated Useful Lives of Assets

Purchases of property and equipment are stated at cost. Depreciation is provided over the estimated useful lives of the assets using the straight-line method as follows:

Buildings and improvements	10 to 45 years
Land improvements	10 to 45 years
Airplane	20 years
Furniture, fixtures and equipment	3 to 20 years

Receivables, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Receivables, Net

Receivables, net consisted of the following (amounts in thousands):

	June 30, 2012	December 31, 2011
Casino	$156,414	$156,469
Hotel	17,225	19,738
Retail leases and other	20,443	20,799

	194,082	197,006
Less: allowance for doubtful accounts	(54,732)	(56,777)

	$139,350	$140,229

Receivables, net consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
Casino	$175,984	$166,701
Hotel	19,738	14,561
Retail leases and other	20,799	14,628

	216,521	195,890
Less: allowance for doubtful accounts	(76,292)	(71,076)

	$140,229	$124,814

Property and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (amounts in thousands):

	June 30, 2012	December 31, 2011
Land and improvements	$718,953	$717,156
Buildings and improvements	2,622,449	2,617,523
Airplane	44,364	44,364
Furniture, fixtures and equipment	1,348,354	1,350,525
Construction in progress	4,228	6,368

	4,738,348	4,735,936
Less: accumulated depreciation	(1,318,568)	(1,206,560)

	$3,419,780	$3,529,376

Property and equipment, net consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
Land and improvements	$717,156	$719,753
Buildings and improvements	2,617,523	2,591,246
Airplane	44,364	44,349
Furniture, fixtures and equipment	1,350,525	1,347,601
Construction in progress	6,368	19,281

	4,735,936	4,722,230
Less: accumulated depreciation	(1,206,560)	(991,019)

	$3,529,376	$3,731,211

Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Long-Term Debt

Long-term debt consisted of the following (amounts in thousands):

	June 30, 2012	December 31, 2011
7 7/8% First Mortgage Notes, due November 1, 2017, net of original issue discount of $7,993 at June 30, 2012 and $8,578 at December 31, 2011	$492,007	$491,422
7 7/8% First Mortgage Notes, due May 1, 2020, net of original issue discount of $2,205 at June 30, 2012 and $2,303 at December 31, 2011	349,805	349,707
7 3/4% First Mortgage Notes, due August 15, 2020	1,320,000	1,320,000
5 3/8% First Mortgage Notes, due March 15, 2022	900,000	—
Revolving Credit Facility, due July 15, 2013; interest at LIBOR plus 3.0%	—	—
Revolving Credit Facility, due July 17, 2015; interest at LIBOR plus 3.0%	—	—
Term Loan Facility, due August 15, 2013; interest at LIBOR plus 1.875%	—	40,262
Term Loan Facility, due August 17, 2015; interest at LIBOR plus 3.0%	—	330,605
$42 million Note Payable due April 1, 2017; interest at LIBOR plus 1.25%	34,650	35,350
Payable to Affiliate	30,000	30,000

	3,126,462	2,597,346
Current portion of long-term debt	(1,050)	(89,425)

	$3,125,412	$2,507,921

Long-term debt consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
7 7/8% First Mortgage Notes, due November 1, 2017, net of original issue discount of $8,578 at December 31, 2011 and $9,678 at December 31, 2010	$491,422	$490,322
7 7/8% First Mortgage Notes, due May 1, 2020, net of original issue discount of $2,303 at December 31, 2011 and $2,489 at December 31, 2010	349,707	349,521
7 3/4% First Mortgage Notes, due August 15, 2020	1,320,000	1,320,000
Revolving Credit Facility, due July 15, 2013; interest at LIBOR plus 3.0%	—	3,868
Revolving Credit Facility, due July 17, 2015; interest at LIBOR plus 3.0%	—	16,187
Term Loan Facility, due August 15, 2013; interest at LIBOR plus 1.875%	40,262	44,281
Term Loan Facility, due August 17, 2015; interest at LIBOR plus 3.0%	330,605	330,605
$42 million Note Payable due April 1, 2017; interest at LIBOR plus 1.25%	35,350	36,750
Payable to Affiliate	30,000	30,000

	2,597,346	2,621,534
Current portion of long-term debt	(89,425)	(1,050)

	$2,507,921	$2,620,484

Scheduled Maturities of Long-Term Debt Including Accretion of Debt Discounts

Scheduled maturities of long-term debt including the accretion of debt discounts of $10.9 million are as follows (amounts in thousands):

Years Ending December 31,
2012	$89,425
2013	32,069
2014	1,400
2015	253,223
2016	1,400
Thereafter	2,230,710

$2,608,227

Condensed Consolidating Financial Information of Guarantors and Issuers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Condensed Consolidating Balance Sheet Information

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
ASSETS
Current assets:
Cash and cash equivalents	$771,928	$—	$—	$—	$771,928
Receivables, net	139,350	—	—	—	139,350
Inventories	45,990	—	—	—	45,990
Prepaid expenses and other	24,096	50	—	—	24,146

Total current assets	981,364	50	—	—	981,414

Property and equipment, net	3,225,525	194,255	—	—	3,419,780
Intangible assets, net	3,553	6,144	—	—	9,697
Deferred financing costs, net	44,944	—	—	—	44,944
Deposits and other assets	31,398	—	—	973	32,371
Investment in unconsolidated affiliates	(24,223)	3,825	—	24,223	3,825

Total assets	$4,262,561	$204,274	$—	$25,196	$4,492,031

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$—	$1,050	$—	$—	$1,050
Accounts payable	32,308	—	—	—	32,308
Accrued interest	64,848	—	—	—	64,848
Accrued compensation and benefits	48,883	755	—	—	49,638
Gaming taxes payable	11,148	—	—	—	11,148
Other accrued liabilities	20,821	28	—	—	20,849
Customer deposits	87,878	—	—	—	87,878
Due to affiliates, net	(154,733)	200,950	(7,886)	973	39,304

Total current liabilities	111,153	202,783	(7,886)	973	307,023
Long-term debt	3,091,812	33,600	—	—	3,125,412
Due to affiliates, net	134,667	—	—	—	134,667
Other	553	—	—	—	553

Total liabilities	3,338,185	236,383	(7,886)	973	3,567,655

Commitments and contingencies

Member’s equity:
Contributed capital	1,983,560	12,530	—	(12,530)	1,983,560
Reatined earnings (deficit)	(1,059,184)	(44,639)	7,886	36,753	(1,059,184)

Total member’s equity	924,376	(32,109)	7,886	24,223	924,376

Total liabilities and member’s equity	$4,262,561	$204,274	$—	$25,196	$4,492,031

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF DECEMBER 31, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
ASSETS
Current assets:
Cash and cash equivalents	$201,394	$—	$5	$—	$201,399
Receivables, net	140,229	—	—	—	140,229
Inventories	48,907	—	—	—	48,907
Prepaid expenses and other	22,870	182	—	—	23,052

Total current assets	413,400	182	5	—	413,587
Property and equipment, net	3,336,516	192,860	—	—	3,529,376
Intangible assets, net	4,589	6,144	—	—	10,733
Deferred financing costs, net	41,256	—	—	—	41,256
Deposits and other assets	35,913	—	—	557	36,470
Investment in unconsolidated affiliates	(22,717)	3,976	—	22,717	3,976

Total assets	$3,808,957	$203,162	$5	$23,274	$4,035,398

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$88,375	$1,050	$—	$—	$89,425
Accounts payable	29,535	—	—	—	29,535
Accrued interest	50,086	—	—	—	50,086
Accrued compensation and benefits	42,135	1,333	—	—	43,468
Gaming taxes payable	11,376	—	—	—	11,376
Other accrued liabilities	23,737	32	—	—	23,769
Customer deposits	104,204	—	—	—	104,204
Due to affiliates, net	(148,662)	197,050	(7,881)	557	41,064

Total current liabilities	200,786	199,465	(7,881)	557	392,927
Long-term debt	2,473,621	34,300	—	—	2,507,921
Due to affiliates, net	124,027	—	—	—	124,027
Other	216	—	—	—	216

Total liabilities	2,798,650	233,765	(7,881)	557	3,025,091

Commitments and contingencies

Member’s equity:
Contributed capital	1,980,861	12,530	—	(12,530)	1,980,861
Reatined earnings (deficit)	(970,554)	(43,133)	7,886	35,247	(970,554)

Total member’s equity	1,010,307	(30,603)	7,886	22,717	1,010,307

Total liabilities and member’s equity	$3,808,957	$203,162	$5	$23,274	$4,035,398

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF DECEMBER 31, 2011

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total

ASSETS
Current assets:
Cash and cash equivalents	$201,394	$—	$5	$—	$201,399
Receivables, net	140,229	—	—	—	140,229
Inventories	48,907	—	—	—	48,907
Prepaid expenses and other	22,870	182	—	—	23,052

Total current assets	413,400	182	5	—	413,587
Property and equipment, net	3,336,516	192,860	—	—	3,529,376
Intangible assets, net	4,589	6,144	—	—	10,733
Deferred financing costs, net	41,256	—	—	—	41,256
Deposits and other assets	35,913	—	—	557	36,470
Investment in unconsolidated affiliates	(22,717)	3,976	—	22,717	3,976

Total assets	$3,808,957	$203,162	$5	$23,274	$4,035,398

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$88,375	$1,050	$—	$—	$89,425
Accounts payable	29,535	—	—	—	29,535
Accrued interest	50,086	—	—	—	50,086
Accrued compensation and benefits	42,135	1,333	—	—	43,468
Gaming taxes payable	11,376	—	—	—	11,376
Other accrued liabilities	23,737	32	—	—	23,769
Customer deposits	104,204	—	—	—	104,204
Due to affiliates, net	(148,662)	197,050	(7,881)	557	41,064

Total current liabilities	200,786	199,465	(7,881)	557	392,927
Long-term debt	2,473,621	34,300	—	—	2,507,921
Due to affiliates	124,027	—	—	—	124,027
Other	216	—	—	—	216

Total liabilities	2,798,650	233,765	(7,881)	557	3,025,091

Commitments and contingencies
Member’s equity:
Contributed capital	1,980,861	12,530	—	(12,530)	1,980,861
Retained earnings (deficit)	(970,554)	(43,133)	7,886	35,247	(970,554)

Total member’s equity	1,010,307	(30,603)	7,886	22,717	1,010,307

Total liabilities and member’s equity	$3,808,957	$203,162	$5	$23,274	$4,035,398

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF DECEMBER 31, 2010

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
ASSETS
Current assets:
Cash and cash equivalents	$52,535	$—	$5	$—	$52,540
Receivables, net	124,814	—	—	—	124,814
Inventories	64,520	—	—	—	64,520
Prepaid expenses and other	20,778	410	—	—	21,188

Total current assets	262,647	410	5	—	263,062
Property and equipment, net	3,537,264	193,947	—	—	3,731,211
Intangible assets, net	6,660	6,144	—	—	12,804
Deferred financing costs, net	47,300	—	—	—	47,300
Deposits and other assets	47,437	3	—	2,630	50,070
Investment in unconsolidated affiliates	(19,685)	4,069	—	19,685	4,069

Total assets	$3,881,623	$204,573	$5	$22,315	$4,108,516

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$—	$1,050	$—	$—	$1,050
Accounts payable	35,837	—	—	—	35,837
Accrued interest	54,083	—	—	—	54,083
Accrued compensation and benefits	38,219	1,086	—	—	39,305
Gaming taxes payable	9,963	—	—	—	9,963
Other accrued liabilities	17,361	31	—	—	17,392
Customer deposits	93,355	—	—	—	93,355
Due to affiliates, net	(160,735)	194,277	(7,881)	2,630	28,291

Total current liabilities	88,083	196,444	(7,881)	2,630	279,276
Long-term debt	2,584,784	35,700	—	—	2,620,484
Due to affiliates	101,797	—	—	—	101,797
Interest rate swap	8,457	—	—	—	8,457

Total liabilities	2,783,121	232,144	(7,881)	2,630	3,010,014

Commitments and contingencies
Member’s equity:
Contributed capital	1,973,424	12,530	—	(12,530)	1,973,424
Retained earnings (deficit)	(874,922)	(40,101)	7,886	32,215	(874,922)

Total member’s equity	1,098,502	(27,571)	7,886	19,685	1,098,502

Total liabilities and member’s equity	$3,881,623	$204,573	$5	$22,315	$4,108,516

Condensed Consolidating Statement of Operations Information

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

THREE MONTHS ENDED JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$98,572	$—	$—	$—	$98,572
Rooms	96,169	—	—	—	96,169
Food and beverage	138,373	—	—	—	138,373
Entertainment, retail and other	56,440	—	—	(105)	56,335

Gross revenues	389,554	—	—	(105)	389,449
Less: promotional allowances	(43,732)	—	—	—	(43,732)

Net revenues	345,822	—	—	(105)	345,717

Operating costs and expenses:
Casino	67,326	—	—	—	67,326
Rooms	32,615	—	—	—	32,615
Food and beverage	79,699	—	—	—	79,699
Entertainment, retail and other	34,456	—	—	—	34,456
General and administrative	58,608	(214)	—	(105)	58,289
Provision for doubtful accounts	(345)	—	—	—	(345)
Management fees	5,189	—	—	—	5,189
Depreciation and amortization	61,831	945	—	—	62,776
Property charges and other	2,174	—	—	—	2,174

Total operating costs and expenses	341,553	731	—	(105)	342,179

Operating income (loss)	4,269	(731)	—	—	3,538

Other income (expense):
Interest income	359	—	—	—	359
Interest expense	(58,344)	(149)	—	—	(58,493)
Increase in swap fair value	1,291	—	—	—	1,291
Loss on retirement of debt	—	—	—	—	—
Equity in income (loss) from unconsolidated affiliates	(775)	105	—	775	105

Other income (expense), net	(57,469)	(44)	—	775	(56,738)

Net income (loss)/Comprehensive income (loss)	$(53,200)	$(775)	$—	$775	$(53,200)

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

THREE MONTHS ENDED JUNE 30, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$158,270	$—	$—	$—	$158,270
Rooms	91,055	—	—	—	91,055
Food and beverage	125,994	—	—	—	125,994
Entertainment, retail and other	58,787	—	—	(98)	58,689

Gross revenues	434,106	—	—	(98)	434,008
Less: promotional allowances	(42,994)	—	—	—	(42,994)

Net revenues	391,112	—	—	(98)	391,014

Operating costs and expenses:
Casino	69,712	—	—	—	69,712
Rooms	31,225	—	—	—	31,225
Food and beverage	70,399	—	—	—	70,399
Entertainment, retail and other	36,903	—	—	—	36,903
General and administrative	56,008	(196)	—	(98)	55,714
Provision for doubtful accounts	3,772	—	—	—	3,772
Management fees	5,867	—	—	—	5,867
Depreciation and amortization	65,325	928	—	—	66,253
Property charges and other	2,560	—	—	—	2,560

Total operating costs and expenses	341,771	732	—	(98)	342,405

Operating income (loss)	49,341	(732)	—	—	48,609

Other income (expense):
Interest income	66	—	—	—	66
Interest expense	(50,166)	(151)	—	—	(50,317)
Increase in swap fair value	27	—	—	—	27
Loss on retirement of debt	—	—	—	—	—
Equity in income (loss) from unconsolidated affiliates	(785)	98	—	785	98

Other income (expense), net	(50,858)	(53)	—	785	(50,126)

Net income (loss)/Comprehensive income (loss)	$(1,517)	$(785)	$—	$785	$(1,517)

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

SIX MONTHS ENDED JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$256,265	$—	$—	$—	$256,265
Rooms	183,543	—	—	—	183,543
Food and beverage	247,319	—	—	—	247,319
Entertainment, retail and other	112,868	—	—	(218)	112,650

Gross revenues	799,995	—	—	(218)	799,777
Less: promotional allowances	(90,913)	—	—	—	(90,913)

Net revenues	709,082	—	—	(218)	708,864

Operating costs and expenses:
Casino	146,256	—	—	—	146,256
Rooms	61,840	—	—	—	61,840
Food and beverage	145,024	—	—	—	145,024
Entertainment, retail and other	71,530	—	—	—	71,530
General and administrative	114,165	(441)	—	(218)	113,506
Provision for doubtful accounts	4,018	—	—	—	4,018
Management fees	10,640	—	—	—	10,640
Depreciation and amortization	124,333	1,861	—	—	126,194
Property charges and other	5,892	—	—	—	5,892

Total operating costs and expenses	683,698	1,420	—	(218)	684,900

Operating income (loss)	25,384	(1,420)	—	—	23,964

Other income (expense):
Interest income	396	—	—	—	396
Interest expense	(110,336)	(304)	—	—	(110,640)
Increase in swap fair value	2,260				2,260
Loss on retirement of debt	(4,828)				(4,828)
Equity in income (loss) from unconsolidated affiliates	(1,506)	218	—	1,506	218

Other income (expense), net	(114,014)	(86)	—	1,506	(112,594)

Net income (loss)/Comprehensive income (loss)	$(88,630)	$(1,506)	$—	$1,506	$(88,630)

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

SIX MONTHS ENDED JUNE 30, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$352,515	$—	$—	$—	$352,515
Rooms	179,011	—	—	—	179,011
Food and beverage	232,134	—	—	—	232,134
Entertainment, retail and other	114,340	—	—	(254)	114,086

Gross revenues	878,000	—	—	(254)	877,746
Less: promotional allowances	(91,695)	—	—	—	(91,695)

Net revenues	786,305	—	—	(254)	786,051

Operating costs and expenses:
Casino	154,184	—	—	—	154,184
Rooms	61,023	—	—	—	61,023
Food and beverage	131,507	—	—	—	131,507
Entertainment, retail and other	74,588	—	—	—	74,588
General and administrative	110,594	(332)	—	(254)	110,008
Provision for doubtful accounts	8,524	—	—	—	8,524
Management fees	11,795	—	—	—	11,795
Depreciation and amortization	130,193	1,856	—	—	132,049
Property charges and other	4,590	—	—	—	4,590

Total operating costs and expenses	686,998	1,524	—	(254)	688,268

Operating income (loss)	99,307	(1,524)	—	—	97,783

Other income (expense):
Interest income	139	—	—	—	139
Interest expense	(100,327)	(300)	—	—	(100,627)
Increase in swap fair value	1,368				1,368
Loss on retirement of debt	—				—
Equity in income (loss) from unconsolidated affiliates	(1,570)	254	—	1,570	254

Other income (expense), net	(100,390)	(46)	—	1,570	(98,866)

Net income (loss)/Comprehensive income (loss)	$(1,083)	$(1,570)	$—	$1,570	$(1,083)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

YEAR ENDED DECEMBER 31, 2011

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$625,207	$—	$—	$—	$625,207
Rooms	354,040	—	—	—	354,040
Food and beverage	454,712	—	—	—	454,712
Entertainment, retail and other	229,882	—	—	(296)	229,586

Gross revenues	1,663,841	—	—	(296)	1,663,545
Less: promotional allowances	(181,650)	—	—	—	(181,650)

Net revenues	1,482,191	—	—	(296)	1,481,895

Operating costs and expenses:
Casino	298,229	—	—	—	298,229
Rooms	122,200	—	—	—	122,200
Food and beverage	264,878	—	—	—	264,878
Entertainment, retail and other	146,989	—	—	—	146,989
General and administrative	226,715	(962)	—	(296)	225,457
Provision for doubtful accounts	20,332	—	—	—	20,332
Management fees	22,229	—	—	—	22,229
Pre-opening costs	—	—	—	—	—
Depreciation and amortization	259,929	3,710	—	—	263,639
Property charges and other	16,623	—	—	—	16,623

Total operating costs and expenses	1,378,124	2,748	—	(296)	1,380,576

Operating income (loss)	104,067	(2,748)	—	—	101,319

Other income (expense):
Interest and other income	263	—	—	—	263
Interest expense, net of capitalized interest	(200,759)	(580)	—	—	(201,339)
Increase in swap fair value	3,829	—	—	—	3,829
Equity in income (loss) from unconsolidated affiliates	(3,032)	296		3,032	296

Other income (expense), net	(199,699)	(284)	—	3,032	(196,951)

Net (loss) income	$(95,632)	$(3,032)	$—	$3,032	$(95,632)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

YEAR ENDED DECEMBER 31, 2010

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$534,286	$—	$—	$—	$534,286
Rooms	308,368	42	—	—	308,410
Food and beverage	417,240	—	—	—	417,240
Entertainment, retail and other	214,312	—	—	(309)	214,003

Gross revenues	1,474,206	42	—	(309)	1,473,939
Less: promotional allowances	(177,383)	—	—	—	(177,383)

Net revenues	1,296,823	42	—	(309)	1,296,556

Operating costs and expenses:
Casino	288,263	—	—	—	288,263
Rooms	119,381	41	—	—	119,422
Food and beverage	256,234	—	—	—	256,234
Entertainment, retail and other	145,284	—	—	—	145,284
General and administrative	239,105	(1,118)	—	(309)	237,678
Provision for doubtful accounts	15,729	—	—	—	15,729
Management fees	19,459	—	—	—	19,459
Pre-opening costs	2,479	—	—	—	2,479
Depreciation and amortization	270,280	4,025	—	—	274,305
Property charges and other	19,017	—	—	—	19,017

Total operating costs and expenses	1,375,231	2,948	—	(309)	1,377,870

Operating loss	(78,408)	(2,906)	—	—	(81,314)

Other income (expense):
Interest and other income	408	—	—	—	408
Interest expense, net of capitalized interest	(192,806)	(638)	—	—	(193,444)
Decrease in swap fair value	(4,233)	—	—	—	(4,233)
Loss on extinguishment of debt/exchange offer	(70,055)	—	—	—	(70,055)
Equity in income (loss) from unconsolidated affiliates	(3,235)	309		3,235	309

Other income (expense), net	(269,921)	(329)	—	3,235	(267,015)

Net (loss) income	$(348,329)	$(3,235)	$—	$3,235	$(348,329)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

YEAR ENDED DECEMBER 31, 2009

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$505,779	$—	$—	$—	$505,779
Rooms	321,075	75	—	—	321,150
Food and beverage	385,774	—	—	—	385,774
Entertainment, retail and other	202,972	—	—	427	203,399

Gross revenues	1,415,600	75	—	427	1,416,102
Less: promotional allowances	(185,982)	—	—	—	(185,982)

Net revenues	1,229,618	75	—	427	1,230,120

Operating costs and expenses:
Casino	275,341	—	—	—	275,341
Rooms	109,171	75	—	—	109,246
Food and beverage	239,767	—	—	—	239,767
Entertainment, retail and other	133,824	—	—	—	133,824
General and administrative	248,566	(2,217)	—	427	246,776
Provision for doubtful accounts	12,438	—	—	—	12,438
Management fees	18,434	—	—	—	18,434
Pre-opening costs	346	—	—	—	346
Depreciation and amortization	309,012	4,747	—	—	313,759
Property charges and other	19,206	5,262	—	—	24,468

Total operating costs and expenses	1,366,105	7,867	—	427	1,374,399

Operating loss	(136,487)	(7,792)	—	—	(144,279)

Other income (expense):
Interest and other income	46	21	—	—	67
Interest expense, net of capitalized interest	(156,262)	(966)	—	—	(157,228)
Decrease in swap fair value	(4,224)	—	—	—	(4,224)
Loss on extinguishment of debt	(3,779)	—	—	—	(3,779)
Equity in income (loss) from unconsolidated affiliates	(9,164)	(427)		9,164	(427)

Other income (expense), net	(173,383)	(1,372)	—	9,164	(165,591)

Net (loss) income	$(309,870)	$(9,164)	$—	$9,164	$(309,870)

Condensed Consolidating Statements of Cash Flows Information

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

SIX MONTHS ENDED JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net income (loss)	$(88,630)	$(1,506)	$—	$1,506	$(88,630)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	124,333	1,861	—	—	126,194
Stock-based compensation	2,699	—	—	—	2,699
Loss from retirement of debt	4,828	—	—	—	4,828
Amortization and writeoff of deferred financing costs, and other	6,669	—	—	—	6,669
Equity in income (loss) from unconsolidated affiliates, net of distributions	1,506	151	—	(1,506)	151
Provision for doubtful accounts	4,018	—	—	—	4,018
Property charges and other	5,042	—	—	—	5,042
Increase in swap fair value	(2,260)	—	—	—	(2,260)
Increase (decrease) in cash from changes in:
Receivables	(3,139)	—	—	—	(3,139)
Inventories and prepaid expenses and other	1,691	132	—	—	1,823
Accounts payable, accrued expenses and other	8,794	(582)	—	—	8,212
Due to affiliates, net	8,837	(702)	—	—	8,135

Net cash provided by (used in) operating activities	74,388	(646)	—	—	73,742

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(20,183)	(3,256)	—	—	(23,439)
Deposits and other assets	(1,747)	—	—	—	(1,747)
Due to affiliates, net	2,266	4,602	(5)	—	6,863
Proceeds from sale of assets	313	—	—	—	313

Net cash provided by (used in) investing activities	(19,351)	1,346	(5)	—	(18,010)

Cash flows from financing activities:
Principal payments on long-term debt	(370,867)	(700)	—	—	(371,567)
Proceeds from issuance of long-term debt	900,000	—	—	—	900,000
Interest rate swap transactions	(2,368)	—	—	—	(2,368)
Payments of financing costs	(11,268)	—	—	—	(11,268)

Net cash provided by (used in) financing activities	515,497	(700)	—	—	514,797

Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	570,534	—	(5)	—	570,529
Balance, beginning of period	201,394	—	5	—	201,399

Balance, end of period	$771,928	$—	$—	$—	$771,928

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

SIX MONTHS ENDED JUNE 30, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net income (loss)	$(1,083)	$(1,570)	$—	$1,570	$(1,083)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	130,193	1,856	—	—	132,049
Stock-based compensation	4,424	—	—	—	4,424
Amortization and writeoff of deferred financing costs and other	6,592	—	—	—	6,592
Equity in income (loss) from unconsolidated affiliates, net of distributions	1,570	136	—	(1,570)	136
Provision for doubtful accounts	8,524	—	—	—	8,524
Property charges and other	2,701	—	—	—	2,701
Increase in swap fair value	(1,368)	—	—	—	(1,368)
Increase (decrease) in cash from changes in:
Receivables	(4,372)	—	—	—	(4,372)
Inventories and prepaid expenses and other	9,081	413	—	—	9,494
Accounts payable, accrued expenses and other	(14,079)	197	—	—	(13,882)
Due to affiliates, net	(4,135)	(1,457)	—	—	(5,592)

Net cash provided by (used in) operating activities	138,048	(425)	—	—	137,623

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(34,758)	—	—	—	(34,758)
Deposits and other assets	(1,603)	—	—	—	(1,603)
Due to affiliates, net	4,307	1,125	—	—	5,432
Proceeds from sale of assets	54	—	—	—	54

Net cash provided by (used in) investing activities	(32,000)	1,125	—	—	(30,875)

Cash flows from financing activities:
Principal payments on long-term debt	(20,055)	(700)	—	—	(20,755)
Proceeds from issuance of long-term debt	—	—	—	—	—
Payments of financing costs	(58)	—	—	—	(58)

Net cash used in financing activities	(20,113)	(700)	—	—	(20,813)

Cash and cash equivalents:
Increase in cash and cash equivalents	85,935	—	—	—	85,935
Balance, beginning of period	52,535	—	5	—	52,540

Balance, end of period	$138,470	$—	$5	$—	$138,475

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2011

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net (loss) income	$(95,632)	$(3,032)	$—	$3,032	$(95,632)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	259,929	3,710	—	—	263,639
Stock-based compensation	7,437	—	—	—	7,437
Loss from extinguishment of debt	—	—	—	—	—
Amortization and writeoff of deferred financing costs and other	13,822	—	—	—	13,822
Equity in (income) loss from unconsolidated affiliates, net of distributions	3,032	93	—	(3,032)	93
Provision for doubtful accounts	20,332	—	—	—	20,332
Property charges and other	14,689	—	—	—	14,689
Increase in swap fair value	(3,829)	—	—	—	(3,829)
Increase (decrease) in cash from changes in:
Receivables	(35,747)	—	—	—	(35,747)
Inventories and prepaid expenses and other assets	13,006	231	—	—	13,237
Accounts payable and accrued expenses	5,431	248	—	—	5,679
Due to affiliates, net	26,550	(2,308)	—	—	24,242

Net cash provided by (used in) operating activities	229,020	(1,058)	—	—	227,962

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(62,584)	(2,623)	—	—	(65,207)
Deposits and other assets	(2,348)	—	—	—	(2,348)
Due to affiliates, net	8,647	5,081	—	—	13,728
Proceeds from sale of assets	255	—	—	—	255

Net cash provided by (used in) investing activities	(56,030)	2,458	—	—	(53,572)

Cash flows from financing activities:
Principal payments on long-term debt	(24,073)	(1,400)	—	—	(25,473)
Proceeds from issuance of long-term debt	—	—	—	—	—
Capital contribution from the Parent	—	—	—	—	—
Payments of deferred financing costs	(58)	—	—	—	(58)

Net cash used in financing activities	(24,131)	(1,400)	—	—	(25,531)

Cash and cash equivalents:
Increase in cash and cash equivalents	148,859	—	—	—	148,859
Balance, beginning of period	52,535	—	5	—	52,540

Balance, end of period	$201,394	$—	$5	$—	$201,399

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2010

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net (loss) income	$(348,329)	$(3,235)	$—	$3,235	$(348,329)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	270,280	4,025	—	—	274,305
Stock-based compensation	11,278	—	—	—	11,278
Loss from extinguishment of debt	64,673	—	—	—	64,673
Amortization and writeoff of deferred financing costs and other	15,705	—	—	—	15,705
Equity in (income) loss from unconsolidated affiliates, net of distributions	3,235	(309)	—	(3,235)	(309)
Provision for doubtful accounts	15,729	—	—	—	15,729
Property charges and other	4,068	—	—	—	4,068
Decrease in swap fair value	4,233	—	—	—	4,233
Increase (decrease) in cash from changes in:
Receivables	(29,683)	—	—	—	(29,683)
Inventories and prepaid expenses and other assets	19,538	(86)	—	—	19,452
Accounts payable and accrued expenses	42,051	(274)	—	—	41,777
Due to affiliates, net	36,645	(4,899)	—	—	31,746

Net cash provided by (used in) operating activities	109,423	(4,778)	—	—	104,645

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(156,987)	(93)	—	—	(157,080)
Deposits and other assets	(4,796)	—	—	—	(4,796)
Due to affiliates, net	(2,323)	5,920	—	—	3,597
Proceeds from sale of assets	218	—	—	—	218

Net cash provided by (used in) investing activities	(163,888)	5,827	—	—	(158,061)

Cash flows from financing activities:
Principal payments on long-term debt	(1,931,838)	(1,400)	—	—	(1,933,238)
Proceeds from issuance of long-term debt	1,995,686	—	—	—	1,995,686
Capital contribution from the Parent	50,000	—	—	—	50,000
Payments of deferred financing costs	(72,846)	—	—	—	(72,846)

Net cash provided by (used in) financing activities	41,002	(1,400)	—	—	39,602

Cash and cash equivalents:
Decrease in cash and cash equivalents	(13,463)	(351)	—	—	(13,814)
Balance, beginning of period	65,998	351	5	—	66,354

Balance, end of period	$52,535	$—	$5	$—	$52,540

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2009

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net (loss) income	$(309,870)	$(9,164)	$—	$9,164	$(309,870)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	309,012	4,747	—	—	313,759
Stock-based compensation	8,370	—	—	—	8,370
Loss from extinguishment of debt	3,779	—	—	—	3,779
Amortization and writeoff of deferred financing costs and other	19,624	—	—	—	19,624
Equity in (income) loss from unconsolidated affiliates, net of distributions	9,164	794	—	(9,164)	794
Provision for doubtful accounts	12,438	—	—	—	12,438
Property charges and other	19,206	5,262	—	—	24,468
Decrease in swap fair value	4,224	—	—	—	4,224
Increase (decrease) in cash from changes in:
Receivables	(25,021)	—	5	—	(25,016)
Inventories and prepaid expenses and other assets	320	(140)	—	—	180
Accounts payable and accrued expenses	(14,274)	47	—	—	(14,227)
Due to affiliates, net	48,765	(6,886)	—	—	41,879

Net cash provided by (used in) operating activities	85,737	(5,340)	5	—	80,402

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(244,904)	(136)	—	—	(245,040)
Deposits and other assets	(3,810)	8,088	—	—	4,278
Due to affiliates, net	(7,607)	(861)	—	—	(8,468)
Proceeds from sale of assets	42	—	—	—	42

Net cash provided by (used in) investing activities	(256,279)	7,091	—	—	(249,188)

Cash flows from financing activities:
Principal payments on long-term debt	(928,509)	(1,400)	—	—	(929,909)
Proceeds from issuance of long-term debt	649,481	—	—	—	649,481
Capital contribution from the Parent	412,951	—	—	—	412,951
Payments of deferred financing costs	(20,698)	—	—	—	(20,698)

Net cash provided by (used in) financing activities	113,225	(1,400)	—	—	111,825

Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	(57,317)	351	5	—	(56,961)
Balance, beginning of period	123,315	—	—	—	123,315

Balance, end of period	$65,998	$351	$5	$—	$66,354

Intangibles, net (Tables)	12 Months Ended
Dec. 31, 2011
Summarry of Intangibles, Net

Intangibles, net consisted of the following (amounts in thousands):

	Show Production Rights	Water Rights	Trademarks	Total Intangibles, Net

January 1, 2010	$7,076	$6,400	$1,399	$14,875
Amortization	(2,071)	—	—	(2,071)

December 31, 2010	5,005	6,400	1,399	12,804
Amortization	(2,071)	—	—	(2,071)

December 31, 2011	$2,934	$6,400	$1,399	$10,733

Deposits and Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Deposit and Other Assets

Deposits and other assets consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
Entertainment production costs	$2,196	$6,849
Base stock	17,705	20,082
Deposits and other	16,569	23,139

	$36,470	$50,070

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Total Compensation Cost Relating Both to Stock Options and Nonvested Stock

The total compensation cost relating both to stock options and nonvested stock for the years ended December 31, 2011, 2010 and 2009 is allocated as follows (amounts in thousands):

	Years Ended December 31,
	2011	2010	2009
Casino	$4,165	$6,162	$4,347
Rooms	293	366	374
Food and beverage	429	301	306
Entertainment, retail and other	24	87	16
General and administrative	2,526	4,362	3,327

Total stock-based compensation expense	$7,437	$11,278	$8,370

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Rentals Receivable

The following represents the future minimum rentals to be received under the operating leases (amounts in thousands):

Years Ending December 31,
2012	$3,283
2013	2,535
2014	2,287
2015	1,366
2016	1,168
Thereafter	1,165

$11,804

Future Minimum Lease Payments for Non-cancellable Operating Leases

At December 31, 2011, the Company was obligated under non-cancellable operating leases, to make future minimum lease payments as follows (amounts in thousands):

Years Ending December 31,
2012	$2,076
2013	1,782
2014	1,740
2015	1,271
2016	1,224
Thereafter	2,821

$10,914

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information

The following table presents selected quarterly financial information for 2011 and 2010 (amounts in thousands):

	Year Ended December 31, 2011
	First	Second	Third	Fourth	Year
Net revenues	$395,037	$391,014	$347,254	$348,590	$1,481,895
Operating income (loss)	49,174	48,609	(415)	3,951	101,319
Net income (loss)	434	(1,517)	(49,509)	(45,040)	(95,632)

	Year Ended December 31, 2010
	First	Second	Third	Fourth	Year
Net revenues	$318,607	$318,321	$334,503	$325,125	$1,296,556
Operating loss	(34,485)	(17,222)	(16,195)	(13,412)	(81,314)
Net loss	(81,692)	(68,747)	(134,981)	(62,909)	(348,329)

Organization and Basis of Presentation - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Basis of Presentation [Line Items]
Percentage of ownership in joint ventures	50.00%	50.00%
Wynn Capital
Organization and Basis of Presentation [Line Items]
Incorporation date	Jun 3, 2002	Jun 3, 2002
Common stock, authorized	2,000	2,000
Common stock, par value	$ 0.01	$ 0.01
Company owned, share issued and outstanding	1	1

Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies [Line Items]
Percentage of credit markers due from customers residing outside of the United States	70.00%		70.00%		75.00%
Adjustment effect in operating income	$ 9,600,000		$ 9,600,000
Adjustment effect in net loss	9,600,000		9,600,000
Provision for doubtful accounts	345,000	(3,772,000)	(4,018,000)	(8,524,000)	(20,332,000)	(15,729,000)	(12,438,000)
Gaming tax expenses	7,400,000	11,300,000	18,400,000	25,100,000	43,900,000	37,700,000	36,500,000
Total advertising costs	5,800,000	3,300,000	9,700,000	6,200,000	16,300,000	14,700,000	17,300,000
Stock-based compensation			2,699,000	4,424,000	7,437,000	11,278,000	8,370,000
Percentage of ownership in joint ventures	50.00%		50.00%		50.00%
Interest capitalized					0	0	600,000
Amount amortized to interest expense					$ 6,100,000	$ 7,700,000	$ 9,300,000
Credit Concentration Risk
Summary of Significant Accounting Policies [Line Items]
Percentage of credit markers due from customers residing outside of the United States					76.00%	75.00%

Summary of Estimated Cost of Promotional Allowances (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Promotional Allowances [Line Items]
Estimated costs of promotional allowances primarily included in casino expense	$ 25,157	$ 25,349	$ 53,373	$ 55,144	$ 108,811	$ 119,537	$ 118,454
Rooms
Promotional Allowances [Line Items]
Estimated costs of promotional allowances primarily included in casino expense	8,603	8,600	17,588	18,526	36,160	40,911	45,890
Food and Beverage
Promotional Allowances [Line Items]
Estimated costs of promotional allowances primarily included in casino expense	13,775	13,262	29,189	29,079	57,420	59,111	60,550
Entertainment Retail and Other
Promotional Allowances [Line Items]
Estimated costs of promotional allowances primarily included in casino expense	$ 2,779	$ 3,487	$ 6,596	$ 7,539	$ 15,231	$ 19,515	$ 12,014

Supplemental Disclosure of Cash Flow Information - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Disclosure of Cash Flow Information [Line Items]
Interest paid	$ 92,400,000	$ 99,800,000	$ 197,949,000	$ 147,542,000	$ 138,787,000
Capitalized interest	0	0
Change in construction payables and retention	$ 6,200,000	$ 6,700,000

Summary of Receivables, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	$ 194,082	$ 197,006
Less: allowance for doubtful accounts	(54,732)	(56,777)
Receivables, net	139,350	140,229	124,814
Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		216,521	195,890
Less: allowance for doubtful accounts		(76,292)	(71,076)
Receivables, net		140,229	124,814
Casino
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	156,414	156,469
Casino | Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		175,984	166,701
Hotel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	17,225	19,738
Hotel | Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		19,738	14,561
Retail Leases and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	20,443	20,799
Retail Leases and Other | Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		$ 20,799	$ 14,628

Schedule of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment [Line Items]
Land and improvements	$ 718,953	$ 717,156	$ 719,753
Buildings and improvements	2,622,449	2,617,523	2,591,246
Airplane	44,364	44,364	44,349
Furniture, fixtures and equipment	1,348,354	1,350,525	1,347,601
Construction in progress	4,228	6,368	19,281
Property, Plant and Equipment, Gross, Total	4,738,348	4,735,936	4,722,230
Less: accumulated depreciation	(1,318,568)	(1,206,560)	(991,019)
Property and equipment, net	$ 3,419,780	$ 3,529,376	$ 3,731,211

Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Payable to Affiliate	$ 30,000	$ 30,000	$ 30,000
Long Term Debt	3,126,462	2,597,346	2,621,534
Current portion of long-term debt	(1,050)	(89,425)	(1,050)
Non current portion of long-term debt	3,125,412	2,507,921	2,620,484
7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017
Debt Instrument [Line Items]
Long Term Debt	492,007	491,422	490,322
7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020
Debt Instrument [Line Items]
Long Term Debt	349,805	349,707	349,521
7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020
Debt Instrument [Line Items]
Long Term Debt	1,320,000	1,320,000	1,320,000
5 3/8% Wynn Las Vegas First Mortgage Notes, Due March 15, 2022
Debt Instrument [Line Items]
Long Term Debt	900,000
Wynn Las Vegas Revolving Credit Facility, Due July 15, 2013
Debt Instrument [Line Items]
Long Term Debt			3,868
Wynn Las Vegas Revolving Credit Facility, Due July 17, 2015
Debt Instrument [Line Items]
Long Term Debt			16,187
Wynn Las Vegas Term Loan Facility, Due August 15, 2013
Debt Instrument [Line Items]
Long Term Debt		40,262	44,281
Wynn Las Vegas Term Loan Facility, Due August 17, 2015
Debt Instrument [Line Items]
Long Term Debt		330,605	330,605
$42 Million Note Payable, Due April 1, 2017
Debt Instrument [Line Items]
Long Term Debt	$ 34,650	$ 35,350	$ 36,750

Summary of Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 18, 2012	Oct. 31, 2009 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Jun. 30, 2012 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Dec. 31, 2011 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Dec. 31, 2010 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Apr. 30, 2010 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Jun. 30, 2012 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Dec. 31, 2011 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Dec. 31, 2010 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Aug. 31, 2010 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Jun. 30, 2012 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Dec. 31, 2011 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Jun. 30, 2012 5 3/8% Wynn Las Vegas First Mortgage Notes, Due March 15, 2022	Jun. 30, 2012 Wynn Las Vegas Revolving Credit Facility, Due July 15, 2013	Dec. 31, 2011 Wynn Las Vegas Revolving Credit Facility, Due July 15, 2013	Jun. 30, 2012 Wynn Las Vegas Revolving Credit Facility, Due July 17, 2015	Dec. 31, 2011 Wynn Las Vegas Revolving Credit Facility, Due July 17, 2015	Jun. 30, 2012 Wynn Las Vegas Term Loan Facility, Due August 15, 2013	Dec. 31, 2011 Wynn Las Vegas Term Loan Facility, Due August 15, 2013	Jun. 30, 2012 Wynn Las Vegas Term Loan Facility, Due August 17, 2015	Dec. 31, 2011 Wynn Las Vegas Term Loan Facility, Due August 17, 2015	Mar. 30, 2007 $42 Million Note Payable, Due April 1, 2017	Jun. 30, 2012 $42 Million Note Payable, Due April 1, 2017	Dec. 31, 2011 $42 Million Note Payable, Due April 1, 2017
Debt Instrument [Line Items]
Debt instrument, interest rate	2.00%	7.88%	7.88%	7.88%		7.88%	7.88%	7.88%		7.75%	7.75%	7.75%	5.38%
Interest in addition to LIBOR														3.00%	3.00%	3.00%	3.00%	1.88%	1.88%	3.00%	3.00%	1.25%	1.25%	1.25%
Long-term debt due date	Feb 18, 2022	Nov 1, 2017	Nov 1, 2017	Nov 1, 2017		May 1, 2020	May 1, 2020	May 1, 2020		Aug 15, 2020	Aug 15, 2020	Aug 15, 2020	Mar 15, 2022	Jul 15, 2013	Jul 15, 2013	Jul 17, 2015	Jul 17, 2015	Aug 15, 2013	Aug 15, 2013	Aug 17, 2015	Aug 17, 2015	Apr 1, 2017	Apr 1, 2017	Apr 1, 2017
Original issue discount			$ 7,993	$ 8,578	$ 9,678		$ 2,205	$ 2,303	$ 2,489

Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended			18 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 18, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2013 Scenario, Forecast	Jun. 30, 2012 5.375 % First Mortgage Notes Due 2022	Mar. 12, 2012 5.375 % First Mortgage Notes Due 2022	Jun. 30, 2012 Wynn Las Vegas Revolver	Dec. 31, 2011 Wynn Las Vegas Revolver	Oct. 31, 2009 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Jun. 30, 2012 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Dec. 31, 2011 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Apr. 30, 2010 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Jun. 30, 2012 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Dec. 31, 2011 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Aug. 31, 2010 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Jun. 30, 2012 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Dec. 31, 2011 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Jun. 30, 2012 Wynn Las Vegas Revolving Credit Facility, Due July 15, 2013	Dec. 31, 2011 Wynn Las Vegas Revolving Credit Facility, Due July 15, 2013	Jun. 30, 2012 Wynn Las Vegas Revolving Credit Facility, Due July 17, 2015	Dec. 31, 2011 Wynn Las Vegas Revolving Credit Facility, Due July 17, 2015	Jun. 30, 2012 Wynn Las Vegas Term Loan Facility, Due August 15, 2013	Dec. 31, 2011 Wynn Las Vegas Term Loan Facility, Due August 15, 2013	Jun. 30, 2012 Wynn Las Vegas Term Loan Facility, Due August 17, 2015	Dec. 31, 2011 Wynn Las Vegas Term Loan Facility, Due August 17, 2015	Dec. 31, 2011 Wynn Las Vegas Term Loan	Mar. 30, 2007 $42 Million Note Payable, Due April 1, 2017 Day	Jun. 30, 2012 $42 Million Note Payable, Due April 1, 2017	Dec. 31, 2011 $42 Million Note Payable, Due April 1, 2017
Debt Instrument [Line Items]
Debt instrument, interest rate		2.00%							5.38%			7.88%	7.88%	7.88%	7.88%	7.88%	7.88%	7.75%	7.75%	7.75%
Debt, aggregate principal amount		$ 1,940,000,000							$ 900,000,000			$ 500,000,000			$ 352,000,000			$ 1,320,000,000												$ 42,000,000
Debt premium decrease								0
Debt redemption price as percentage of principal								35.00%				103.94%			103.94%			103.88%
Percentage of principal repayment on the event of change of control								101.00%
Percentage of principal repayment on event of loss or sale of assets and without using proceeds from insurance or sale								100.00%
Long-term debt previous due date										2013
Revolving credit, expiration date										2015
Revolving credit commitments										100,000,000
Deferred financing fees			(4,828,000)		(70,055,000)	(3,779,000)				4,800,000
Outstanding credit facility amount										0	0															40,300,000		330,600,000
Letters of credit outstanding										15,800,000	15,800,000
Available credit facility										84,200,000	351,100,000
Debt instrument net book value			3,100,000,000	2,200,000,000	2,200,000,000
Fair value of debt instrument			3,300,000,000	2,400,000,000	2,300,000,000
Other debt instruments, net book value			34,700,000	406,200,000
Other debt instruments, fair value			34,700,000	400,000,000
Long-term debt due date		Feb 18, 2022										Nov 1, 2017	Nov 1, 2017	Nov 1, 2017	May 1, 2020	May 1, 2020	May 1, 2020	Aug 15, 2020	Aug 15, 2020	Aug 15, 2020	Jul 15, 2013	Jul 15, 2013	Jul 17, 2015	Jul 17, 2015	Aug 15, 2013	Aug 15, 2013	Aug 17, 2015	Aug 17, 2015		Apr 1, 2017	Apr 1, 2017	Apr 1, 2017
Debt issued at discount, price as percentage of principal												97.82%
Credit facility maximum borrowing capacity																						108,500,000		258,400,000
Credit facility amount repaid											20,100,000																		4,000,000
Interest in addition to LIBOR											3.00%										3.00%	3.00%	3.00%	3.00%	1.88%	1.88%	3.00%	3.00%		1.25%	1.25%	1.25%
Base rate loan interest in addition to federal funds rate				0.50%
Borrowing margin under line of credit											2.00%																		0.88%
Quarterly in arrears on average unborrowed amount											1.00%
Frequency of payments on average unborrowed amount											quarterly
Debt repayment	88,000,000
Consolidated interest coverage ratio numerator							1
Consolidated interest coverage ratio denominator							1
Quarterly principal payment																														350,000
Balloon payment due at maturity																														28,000,000
Period interest calculated over (days)																														90
Accretion of debt discounts				$ 10,900,000

Interest Rate Swaps - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Derivative	Dec. 31, 2010
Interest Rate Swaps [Line Items]
Payment of interest rate swap	$ 2,368,000
Interest rate swap fixed interest rate	2.49%	2.49%
Interest rate swap notional amount	250,000,000	250,000,000
Interest rate swap interest rate	5.49%	5.49%
Interest rate swap liabilities, fair value		$ 4,600,000	$ 8,500,000
Number of interest rate swap agreements		1

Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended		24 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Day	Jun. 30, 2011	Dec. 31, 2011 Day	Dec. 31, 2010	Dec. 31, 2009	Mar. 01, 2012 SW Lease	Mar. 17, 2010 SW Lease	Mar. 01, 2012 SW Lease
Related Party Transaction [Line Items]
Construction payable, current	$ 3,400,000		$ 3,400,000		$ 8,400,000	$ 10,300,000
Construction retention payable	600,000		600,000		1,700,000	3,300,000
Other net amounts due to affiliates	35,300,000		35,300,000		31,000,000	14,700,000
Management fee payable	134,700,000		134,700,000		124,000,000	101,800,000
Management fee as a percentage of net revenues	1.50%		1.50%		1.50%	1.50%
Corporate support service allocations	7,100,000	8,000,000	13,800,000	14,400,000	28,600,000	25,900,000	25,000,000
Notice required for lease termination at Villa Suite, days			90		90
Rental value								$ 440,000	$ 350,000	$ 503,831
Surname Rights Agreement expiration date			2017-10-24		2017-10-24

Property Charges and Other - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property Charges and Other [Line Items]
Property charges and other	$ 2,174	$ 2,560	$ 5,892	$ 4,590	$ 16,623	$ 19,017	$ 24,468
Contract Termination
Property Charges and Other [Line Items]
Property charges and other						14,900
Abandonment of front porte-cochere at Encore
Property Charges and Other [Line Items]
Property charges and other							16,700
Write-off of two aircraft deposits
Property Charges and Other [Line Items]
Property charges and other							5,300
Miscellaneous remodels, abandonments and loss on sale of equipment
Property Charges and Other [Line Items]
Property charges and other							$ 2,500

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Feb. 18, 2012	May 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Apr. 30, 2008
Schedule Of Commitments And Contingencies [Line Items]
Common Stock shares redeemed and canceled	24,549,222
Promissory note, principal amount	$ 1,940,000,000
Promissory note, interest rate	2.00%
Promissory note, maturity date	Feb 18, 2022
Debt purchase price percentage of aggregate principal amount						101.00%
Contribution payment		25,000,000
Commitment for additional donations		10,000,000
Rent expense			16,200,000	16,100,000	8,000,000
Amount of use tax subject to be refunded			5,400,000				5,400,000
Minimum
Schedule Of Commitments And Contingencies [Line Items]
Credit Agreement, default accelerated amount						20,000,000
Employment agreement terms (in years)			3
Maximum
Schedule Of Commitments And Contingencies [Line Items]
Self-insured medical plan coverage per year for each insured person			$ 300,000	$ 300,000	$ 300,000
Employment agreement terms (in years)			5

Condensed Consolidating Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 771,928	$ 201,399	$ 138,475	$ 52,540	$ 66,354	$ 123,315
Receivables, net	139,350	140,229		124,814
Inventories	45,990	48,907		64,520
Prepaid expenses and other	24,146	23,052		21,188
Total current assets	981,414	413,587		263,062
Property and equipment, net	3,419,780	3,529,376		3,731,211
Intangible assets, net	9,697	10,733		12,804	14,875
Deferred financing costs, net	44,944	41,256		47,300
Deposits and other assets	32,371	36,470		50,070
Investment in unconsolidated affiliates	3,825	3,976		4,069
Total assets	4,492,031	4,035,398		4,108,516
Current liabilities:
Current portion of long-term debt	1,050	89,425		1,050
Accounts payable	32,308	29,535		35,837
Accrued interest	64,848	50,086		54,083
Accrued compensation and benefits	49,638	43,468		39,305
Gaming taxes payable	11,148	11,376		9,963
Other accrued liabilities	20,849	23,769		17,392
Customer deposits	87,878	104,204		93,355
Due to affiliates, net	39,304	41,064		28,291
Total current liabilities	307,023	392,927		279,276
Long-term debt	3,125,412	2,507,921		2,620,484
Due to affiliates	134,667	124,027		101,797
Other	553	216
Interest rate swap				8,457
Total liabilities	3,567,655	3,025,091		3,010,014
Commitments and contingencies
Member's equity:
Contributed capital	1,983,560	1,980,861		1,973,424
Reatined earnings (deficit)	(1,059,184)	(970,554)		(874,922)
Total member's equity	924,376	1,010,307		1,098,502
Total liabilities and member's equity	4,492,031	4,035,398		4,108,516
Issuers
Current assets:
Cash and cash equivalents	771,928	201,394	138,470	52,535	65,998	123,315
Receivables, net	139,350	140,229		124,814
Inventories	45,990	48,907		64,520
Prepaid expenses and other	24,096	22,870		20,778
Total current assets	981,364	413,400		262,647
Property and equipment, net	3,225,525	3,336,516		3,537,264
Intangible assets, net	3,553	4,589		6,660
Deferred financing costs, net	44,944	41,256		47,300
Deposits and other assets	31,398	35,913		47,437
Investment in unconsolidated affiliates	(24,223)	(22,717)		(19,685)
Total assets	4,262,561	3,808,957		3,881,623
Current liabilities:
Current portion of long-term debt		88,375
Accounts payable	32,308	29,535		35,837
Accrued interest	64,848	50,086		54,083
Accrued compensation and benefits	48,883	42,135		38,219
Gaming taxes payable	11,148	11,376		9,963
Other accrued liabilities	20,821	23,737		17,361
Customer deposits	87,878	104,204		93,355
Due to affiliates, net	(154,733)	(148,662)		(160,735)
Total current liabilities	111,153	200,786		88,083
Long-term debt	3,091,812	2,473,621		2,584,784
Due to affiliates	134,667	124,027		101,797
Other	553	216
Interest rate swap				8,457
Total liabilities	3,338,185	2,798,650		2,783,121
Commitments and contingencies
Member's equity:
Contributed capital	1,983,560	1,980,861		1,973,424
Reatined earnings (deficit)	(1,059,184)	(970,554)		(874,922)
Total member's equity	924,376	1,010,307		1,098,502
Total liabilities and member's equity	4,262,561	3,808,957		3,881,623
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents					351
Prepaid expenses and other	50	182		410
Total current assets	50	182		410
Property and equipment, net	194,255	192,860		193,947
Intangible assets, net	6,144	6,144		6,144
Deposits and other assets				3
Investment in unconsolidated affiliates	3,825	3,976		4,069
Total assets	204,274	203,162		204,573
Current liabilities:
Current portion of long-term debt	1,050	1,050		1,050
Accrued compensation and benefits	755	1,333		1,086
Other accrued liabilities	28	32		31
Due to affiliates, net	200,950	197,050		194,277
Total current liabilities	202,783	199,465		196,444
Long-term debt	33,600	34,300		35,700
Total liabilities	236,383	233,765		232,144
Commitments and contingencies
Member's equity:
Contributed capital	12,530	12,530		12,530
Reatined earnings (deficit)	(44,639)	(43,133)		(40,101)
Total member's equity	(32,109)	(30,603)		(27,571)
Total liabilities and member's equity	204,274	203,162		204,573
Nonguarantor Subsidiary
Current assets:
Cash and cash equivalents		5	5	5	5
Total current assets		5		5
Total assets		5		5
Current liabilities:
Due to affiliates, net	(7,886)	(7,881)		(7,881)
Total current liabilities	(7,886)	(7,881)		(7,881)
Total liabilities	(7,886)	(7,881)		(7,881)
Commitments and contingencies
Member's equity:
Reatined earnings (deficit)	7,886	7,886		7,886
Total member's equity	7,886	7,886		7,886
Total liabilities and member's equity		5		5
Eliminating Entries
Current assets:
Deposits and other assets	973	557		2,630
Investment in unconsolidated affiliates	24,223	22,717		19,685
Total assets	25,196	23,274		22,315
Current liabilities:
Due to affiliates, net	973	557		2,630
Total current liabilities	973	557		2,630
Total liabilities	973	557		2,630
Commitments and contingencies
Member's equity:
Contributed capital	(12,530)	(12,530)		(12,530)
Reatined earnings (deficit)	36,753	35,247		32,215
Total member's equity	24,223	22,717		19,685
Total liabilities and member's equity	$ 25,196	$ 23,274		$ 22,315

Condensed Consolidating Statement Of Operations Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues:
Casino	$ 98,572			$ 158,270						$ 256,265	$ 352,515	$ 625,207	$ 534,286	$ 505,779
Rooms	96,169			91,055						183,543	179,011	354,040	308,410	321,150
Food and beverage	138,373			125,994						247,319	232,134	454,712	417,240	385,774
Entertainment, retail and other	56,335			58,689						112,650	114,086	229,586	214,003	203,399
Gross revenues	389,449			434,008						799,777	877,746	1,663,545	1,473,939	1,416,102
Less: promotional allowances	(43,732)			(42,994)						(90,913)	(91,695)	(181,650)	(177,383)	(185,982)
Net revenues	345,717	348,590	347,254	391,014	395,037	325,125	334,503	318,321	318,607	708,864	786,051	1,481,895	1,296,556	1,230,120
Operating costs and expenses:
Casino	67,326			69,712						146,256	154,184	298,229	288,263	275,341
Rooms	32,615			31,225						61,840	61,023	122,200	119,422	109,246
Food and beverage	79,699			70,399						145,024	131,507	264,878	256,234	239,767
Entertainment, retail and other	34,456			36,903						71,530	74,588	146,989	145,284	133,824
General and administrative	58,289			55,714						113,506	110,008	225,457	237,678	246,776
Provision for doubtful accounts	(345)			3,772						4,018	8,524	20,332	15,729	12,438
Management fees	5,189			5,867						10,640	11,795	22,229	19,459	18,434
Pre-opening costs													2,479	346
Depreciation and amortization	62,776			66,253						126,194	132,049	263,639	274,305	313,759
Property charges and other	2,174			2,560						5,892	4,590	16,623	19,017	24,468
Total operating costs and expenses	342,179			342,405						684,900	688,268	1,380,576	1,377,870	1,374,399
Operating income (loss)	3,538	3,951	(415)	48,609	49,174	(13,412)	(16,195)	(17,222)	(34,485)	23,964	97,783	101,319	(81,314)	(144,279)
Other income (expense):
Interest and other income	359			66						396	139	263	408	67
Interest expense	(58,493)			(50,317)						(110,640)	(100,627)	(201,339)	(193,444)	(157,228)
Decrease in swap fair value	1,291			27						2,260	1,368	3,829	(4,233)	(4,224)
Loss on retirement of debt										(4,828)			(70,055)	(3,779)
Equity in income (loss) from unconsolidated affiliates	105			98						218	254	296	309	(427)
Other income (expense), net	(56,738)			(50,126)						(112,594)	(98,866)	(196,951)	(267,015)	(165,591)
Net income (loss)/Comprehensive income (loss)	(53,200)			(1,517)						(88,630)	(1,083)	(95,632)	(348,329)	(309,870)
Issuers
Operating revenues:
Casino	98,572			158,270						256,265	352,515	625,207	534,286	505,779
Rooms	96,169			91,055						183,543	179,011	354,040	308,368	321,075
Food and beverage	138,373			125,994						247,319	232,134	454,712	417,240	385,774
Entertainment, retail and other	56,440			58,787						112,868	114,340	229,882	214,312	202,972
Gross revenues	389,554			434,106						799,995	878,000	1,663,841	1,474,206	1,415,600
Less: promotional allowances	(43,732)			(42,994)						(90,913)	(91,695)	(181,650)	(177,383)	(185,982)
Net revenues	345,822			391,112						709,082	786,305	1,482,191	1,296,823	1,229,618
Operating costs and expenses:
Casino	67,326			69,712						146,256	154,184	298,229	288,263	275,341
Rooms	32,615			31,225						61,840	61,023	122,200	119,381	109,171
Food and beverage	79,699			70,399						145,024	131,507	264,878	256,234	239,767
Entertainment, retail and other	34,456			36,903						71,530	74,588	146,989	145,284	133,824
General and administrative	58,608			56,008						114,165	110,594	226,715	239,105	248,566
Provision for doubtful accounts	(345)			3,772						4,018	8,524	20,332	15,729	12,438
Management fees	5,189			5,867						10,640	11,795	22,229	19,459	18,434
Pre-opening costs													2,479	346
Depreciation and amortization	61,831			65,325						124,333	130,193	259,929	270,280	309,012
Property charges and other	2,174			2,560						5,892	4,590	16,623	19,017	19,206
Total operating costs and expenses	341,553			341,771						683,698	686,998	1,378,124	1,375,231	1,366,105
Operating income (loss)	4,269			49,341						25,384	99,307	104,067	(78,408)	(136,487)
Other income (expense):
Interest and other income	359			66						396	139	263	408	46
Interest expense	(58,344)			(50,166)						(110,336)	(100,327)	(200,759)	(192,806)	(156,262)
Decrease in swap fair value	1,291			27						2,260	1,368	3,829	(4,233)	(4,224)
Loss on retirement of debt										(4,828)			(70,055)	(3,779)
Equity in income (loss) from unconsolidated affiliates	(775)			(785)						(1,506)	(1,570)	(3,032)	(3,235)	(9,164)
Other income (expense), net	(57,469)			(50,858)						(114,014)	(100,390)	(199,699)	(269,921)	(173,383)
Net income (loss)/Comprehensive income (loss)	(53,200)			(1,517)						(88,630)	(1,083)	(95,632)	(348,329)	(309,870)
Guarantor Subsidiaries
Operating revenues:
Rooms													42	75
Gross revenues													42	75
Net revenues													42	75
Operating costs and expenses:
Rooms													41	75
General and administrative	(214)			(196)						(441)	(332)	(962)	(1,118)	(2,217)
Depreciation and amortization	945			928						1,861	1,856	3,710	4,025	4,747
Property charges and other														5,262
Total operating costs and expenses	731			732						1,420	1,524	2,748	2,948	7,867
Operating income (loss)	(731)			(732)						(1,420)	(1,524)	(2,748)	(2,906)	(7,792)
Other income (expense):
Interest and other income														21
Interest expense	(149)			(151)						(304)	(300)	(580)	(638)	(966)
Equity in income (loss) from unconsolidated affiliates	105			98						218	254	296	309	(427)
Other income (expense), net	(44)			(53)						(86)	(46)	(284)	(329)	(1,372)
Net income (loss)/Comprehensive income (loss)	(775)			(785)						(1,506)	(1,570)	(3,032)	(3,235)	(9,164)
Eliminating Entries
Operating revenues:
Entertainment, retail and other	(105)			(98)						(218)	(254)	(296)	(309)	427
Gross revenues	(105)			(98)						(218)	(254)	(296)	(309)	427
Net revenues	(105)			(98)						(218)	(254)	(296)	(309)	427
Operating costs and expenses:
General and administrative	(105)			(98)						(218)	(254)	(296)	(309)	427
Total operating costs and expenses	(105)			(98)						(218)	(254)	(296)	(309)	427
Other income (expense):
Equity in income (loss) from unconsolidated affiliates	775			785						1,506	1,570	3,032	3,235	9,164
Other income (expense), net	775			785						1,506	1,570	3,032	3,235	9,164
Net income (loss)/Comprehensive income (loss)	$ 775			$ 785						$ 1,506	$ 1,570	$ 3,032	$ 3,235	$ 9,164

Condensed Consolidating Statements Of Cash Flows Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (88,630)	$ (1,083)	$ (95,632)	$ (348,329)	$ (309,870)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	126,194	132,049	263,639	274,305	313,759
Stock-based compensation	2,699	4,424	7,437	11,278	8,370
Loss from extinguishment of debt	4,828			64,673	3,779
Amortization and writeoff of deferred financing costs and other	6,669	6,592	13,822	15,705	19,624
Equity in (income) loss from unconsolidated affiliates, net of distributions	151	136	93	(309)	794
Provision for doubtful accounts	4,018	8,524	20,332	15,729	12,438
Property charges and other	5,042	2,701	14,689	4,068	24,468
(Increase) decrease in swap fair value	(2,260)	(1,368)	(3,829)	4,233	4,224
Increase (decrease) in cash from changes in:
Receivables	(3,139)	(4,372)	(35,747)	(29,683)	(25,016)
Inventories and prepaid expenses and other	1,823	9,494	13,237	19,452	180
Accounts payable and accrued expenses	8,212	(13,882)	5,679	41,777	(14,227)
Due to affiliates, net	8,135	(5,592)	24,242	31,746	41,879
Net cash provided by (used in) operating activities	73,742	137,623	227,962	104,645	80,402
Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(23,439)	(34,758)	(65,207)	(157,080)	(245,040)
Deposits and other assets	(1,747)	(1,603)	(2,348)	(4,796)	4,278
Due to affiliates, net	6,863	5,432	13,728	3,597	(8,468)
Proceeds from sale of assets	313	54	255	218	42
Net cash provided by (used in) investing activities	(18,010)	(30,875)	(53,572)	(158,061)	(249,188)
Cash flows from financing activities:
Principal payments on long-term debt	(371,567)	(20,755)	(25,473)	(1,933,238)	(929,909)
Proceeds from issuance of long-term debt	900,000			1,995,686	649,481
Interest rate swap transactions	(2,368)
Capital contribution from the Parent				50,000	412,951
Payments of deferred financing costs	(11,268)	(58)	(58)	(72,846)	(20,698)
Net cash provided by (used in) financing activities	514,797	(20,813)	(25,531)	39,602	111,825
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	570,529	85,935	148,859	(13,814)	(56,961)
Balance, beginning of period	201,399	52,540	52,540	66,354	123,315
Balance, end of period	771,928	138,475	201,399	52,540	66,354
Issuers
Cash flows from operating activities:
Net (loss) income	(88,630)	(1,083)	(95,632)	(348,329)	(309,870)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	124,333	130,193	259,929	270,280	309,012
Stock-based compensation	2,699	4,424	7,437	11,278	8,370
Loss from extinguishment of debt	4,828			64,673	3,779
Amortization and writeoff of deferred financing costs and other	6,669	6,592	13,822	15,705	19,624
Equity in (income) loss from unconsolidated affiliates, net of distributions	1,506	1,570	3,032	3,235	9,164
Provision for doubtful accounts	4,018	8,524	20,332	15,729	12,438
Property charges and other	5,042	2,701	14,689	4,068	19,206
(Increase) decrease in swap fair value	(2,260)	(1,368)	(3,829)	4,233	4,224
Increase (decrease) in cash from changes in:
Receivables	(3,139)	(4,372)	(35,747)	(29,683)	(25,021)
Inventories and prepaid expenses and other	1,691	9,081	13,006	19,538	320
Accounts payable and accrued expenses	8,794	(14,079)	5,431	42,051	(14,274)
Due to affiliates, net	8,837	(4,135)	26,550	36,645	48,765
Net cash provided by (used in) operating activities	74,388	138,048	229,020	109,423	85,737
Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(20,183)	(34,758)	(62,584)	(156,987)	(244,904)
Deposits and other assets	(1,747)	(1,603)	(2,348)	(4,796)	(3,810)
Due to affiliates, net	2,266	4,307	8,647	(2,323)	(7,607)
Proceeds from sale of assets	313	54	255	218	42
Net cash provided by (used in) investing activities	(19,351)	(32,000)	(56,030)	(163,888)	(256,279)
Cash flows from financing activities:
Principal payments on long-term debt	(370,867)	(20,055)	(24,073)	(1,931,838)	(928,509)
Proceeds from issuance of long-term debt	900,000			1,995,686	649,481
Interest rate swap transactions	(2,368)
Capital contribution from the Parent				50,000	412,951
Payments of deferred financing costs	(11,268)	(58)	(58)	(72,846)	(20,698)
Net cash provided by (used in) financing activities	515,497	(20,113)	(24,131)	41,002	113,225
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	570,534	85,935	148,859	(13,463)	(57,317)
Balance, beginning of period	201,394	52,535	52,535	65,998	123,315
Balance, end of period	771,928	138,470	201,394	52,535	65,998
Guarantor Subsidiaries
Cash flows from operating activities:
Net (loss) income	(1,506)	(1,570)	(3,032)	(3,235)	(9,164)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,861	1,856	3,710	4,025	4,747
Equity in (income) loss from unconsolidated affiliates, net of distributions	151	136	93	(309)	794
Property charges and other					5,262
Increase (decrease) in cash from changes in:
Inventories and prepaid expenses and other	132	413	231	(86)	(140)
Accounts payable and accrued expenses	(582)	197	248	(274)	47
Due to affiliates, net	(702)	(1,457)	(2,308)	(4,899)	(6,886)
Net cash provided by (used in) operating activities	(646)	(425)	(1,058)	(4,778)	(5,340)
Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(3,256)		(2,623)	(93)	(136)
Deposits and other assets					8,088
Due to affiliates, net	4,602	1,125	5,081	5,920	(861)
Net cash provided by (used in) investing activities	1,346	1,125	2,458	5,827	7,091
Cash flows from financing activities:
Principal payments on long-term debt	(700)	(700)	(1,400)	(1,400)	(1,400)
Net cash provided by (used in) financing activities	(700)	(700)	(1,400)	(1,400)	(1,400)
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents				(351)	351
Balance, beginning of period				351
Balance, end of period					351
Nonguarantor Subsidiary
Increase (decrease) in cash from changes in:
Receivables					5
Net cash provided by (used in) operating activities					5
Cash flows from investing activities:
Due to affiliates, net	(5)
Net cash provided by (used in) investing activities	(5)
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	(5)				5
Balance, beginning of period	5	5	5	5
Balance, end of period		5	5	5	5
Eliminating Entries
Cash flows from operating activities:
Net (loss) income	1,506	1,570	3,032	3,235	9,164
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Equity in (income) loss from unconsolidated affiliates, net of distributions	$ (1,506)	$ (1,570)	$ (3,032)	$ (3,235)	$ (9,164)

Depreciation Provided Over Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2011
Buildings and improvements | Minimum
Property and Equipment [Line Items]
Useful life of assets	10 years
Buildings and improvements | Maximum
Property and Equipment [Line Items]
Useful life of assets	45 years
Land improvements | Minimum
Property and Equipment [Line Items]
Useful life of assets	10 years
Land improvements | Maximum
Property and Equipment [Line Items]
Useful life of assets	45 years
Airplane
Property and Equipment [Line Items]
Useful life of assets	20 years
Furniture, fixtures and equipment | Minimum
Property and Equipment [Line Items]
Useful life of assets	3 years
Furniture, fixtures and equipment | Maximum
Property and Equipment [Line Items]
Useful life of assets	20 years

Property and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment [Line Items]
Depreciation expense		$ 257.8	$ 266	$ 300.8
Depreciation expense, descriptions	The decrease from 2009 to 2010 is primarily due to assets with a 5-year life at Wynn Las Vegas being fully depreciated as of April 2010.

Summary of Intangibles, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Intangible Assets [Line Items]
Balance at beginning period	$ 12,804	$ 14,875	$ 9,697
Amortization	(2,071)	(2,071)
Balance at end of period	10,733	12,804	9,697
Show Production Rights
Intangible Assets [Line Items]
Balance at beginning period	5,005	7,076
Amortization	(2,071)	(2,071)
Balance at end of period	2,934	5,005
Water Rights
Intangible Assets [Line Items]
Balance at beginning period	6,400	6,400
Amortization
Balance at end of period	6,400	6,400
Trademarks
Intangible Assets [Line Items]
Balance at beginning period	1,399	1,399
Amortization
Balance at end of period	$ 1,399	$ 1,399

Intangibles, Net - Additional Information (Detail) (Show Production Rights, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Show Production Rights
Intangible Assets [Line Items]
Expected amortization for 2012	$ 2.1
Expected amortization for 2013	$ 0.8

Summary of Deposits and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits And Other Assets [Line Items]
Deposits and other assets	$ 32,371	$ 36,470	$ 50,070
Entertainment production costs
Deposits And Other Assets [Line Items]
Deposits and other assets		2,196	6,849
Base stock
Deposits And Other Assets [Line Items]
Deposits and other assets		17,705	20,082
Deposits and other
Deposits And Other Assets [Line Items]
Deposits and other assets		$ 16,569	$ 23,139

Scheduled Maturities of Long-Term Debt Including Accretion of Debt Discounts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 89,425
2013	32,069
2014	1,400
2015	253,223
2016	1,400
Thereafter	2,230,710
Long Term Debt Including Accretion Of Debt Discounts, Total	$ 2,608,227

Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Matching contributions expense	$ 0	$ 0	$ 1.2
Multi-employer pension plan contributions	$ 7.6	$ 6.8	$ 6.2
Minimum
Defined Benefit Plan Disclosure [Line Items]
Multi-employer plan contributions percentage		5.00%
Participant's initial tax deferred contribution
Defined Benefit Plan Disclosure [Line Items]
Employer contribution percentage			100.00%
Employer matching contribution percentage			2.00%
Tax deferred contribution of the participant's compensation
Defined Benefit Plan Disclosure [Line Items]
Employer contribution percentage			50.00%
Tax deferred contribution of the participant's compensation | Minimum
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percentage			2.00%
Tax deferred contribution of the participant's compensation | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percentage			4.00%

Total Compensation Cost Relating Both to Stock Options and Nonvested Stock (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 7,437	$ 11,278	$ 8,370
Casino
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	4,165	6,162	4,347
Rooms
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	293	366	374
Food and Beverage
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	429	301	306
Entertainment Retail and Other
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	24	87	16
General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 2,526	$ 4,362	$ 3,327

Future Minimum Rentals Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future Minimum Payments Receivable [Line Items]
2012	$ 3,283
2013	2,535
2014	2,287
2015	1,366
2016	1,168
Thereafter	1,165
Operating Leases, Future Minimum Payments Receivable, Total	$ 11,804

Future Minimum Lease Payments for Non-cancellable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Leases Future Minimum Payments [Line Items]
2012	$ 2,076
2013	1,782
2014	1,740
2015	1,271
2016	1,224
Thereafter	2,821
Operating Leases, Future Minimum Payments Due, Total	$ 10,914

Member's Equity - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Equity Note [Line Items]
Capital contribution from the Parent	$ 50,000	$ 412,951

Quarterly Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Net revenues	$ 345,717	$ 348,590	$ 347,254	$ 391,014	$ 395,037	$ 325,125	$ 334,503	$ 318,321	$ 318,607	$ 708,864	$ 786,051	$ 1,481,895	$ 1,296,556	$ 1,230,120
Operating income (loss)	3,538	3,951	(415)	48,609	49,174	(13,412)	(16,195)	(17,222)	(34,485)	23,964	97,783	101,319	(81,314)	(144,279)
Net income (loss)	$ (53,200)	$ (45,040)	$ (49,509)	$ (1,517)	$ 434	$ (62,909)	$ (134,981)	$ (68,747)	$ (81,692)	$ (88,630)	$ (1,083)	$ (95,632)	$ (348,329)	$ (309,870)

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended
	Feb. 18, 2012	May 31, 2011
Subsequent Event [Line Items]
Common Stock shares redeemed and canceled	24,549,222
Promissory note, principal amount	$ 1,940,000,000
Promissory note, interest rate	2.00%
Promissory note, maturity date	Feb 18, 2022
Contribution payment		25,000,000
Commitment for additional donations		$ 10,000,000

Valuation and Qualifying Accounts (Detail) (Allowance for Doubtful Accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 71,076	$ 67,406	$ 65,414
Provisions for Doubtful Accounts	20,332	15,729	12,438
Write-offs, Net of Recoveries	(15,116)	(12,059)	(10,446)
Ending Balance	$ 76,292	$ 71,076	$ 67,406